UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
April 30, 2019
Columbia Strategic California Municipal Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Strategic California Municipal Income Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Strategic California Municipal Income Fund (the Fund) seeks total return, with a focus on income exempt from federal income tax and California individual income tax and capital appreciation.
Portfolio management
Douglas White, CFA
Lead Portfolio Manager
Managed Fund since December 2018
Catherine Stienstra
Portfolio Manager
Managed Fund since 2010
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended April 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/16/86	5.02	5.04	3.78	5.31
	Including sales charges		1.84	1.91	3.15	4.99
Advisor Class*		03/19/13	5.29	5.44	4.07	5.49
Class C	Excluding sales charges	08/01/97	4.78	4.57	3.32	4.84
	Including sales charges		3.78	3.57	3.32	4.84
Institutional Class		09/19/05	5.29	5.44	4.07	5.58
Institutional 2 Class*		03/01/16	5.15	5.47	3.96	5.40
Institutional 3 Class*		03/01/17	5.17	5.37	3.92	5.38
Bloomberg Barclays California Municipal Bond Index			5.49	5.97	3.58	4.99
Bloomberg Barclays Municipal Bond Index			5.68	6.16	3.56	4.55
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays California Municipal Bond Index is a subset of the Bloomberg Barclays Municipal Bond Index consisting solely of bonds issued by obligors located in the state of California.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2019)
AAA rating	2.9
AA rating	27.2
A rating	39.1
BBB rating	20.0
BB rating	2.5
Not rated	8.3
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Strategic California Municipal Income Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2018 — April 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,050.20	1,020.78	4.12	4.06	0.81
Advisor Class	1,000.00	1,000.00	1,052.90	1,022.02	2.85	2.81	0.56
Class C	1,000.00	1,000.00	1,047.80	1,018.55	6.40	6.31	1.26
Institutional Class	1,000.00	1,000.00	1,052.90	1,022.02	2.85	2.81	0.56
Institutional 2 Class	1,000.00	1,000.00	1,051.50	1,022.12	2.75	2.71	0.54
Institutional 3 Class	1,000.00	1,000.00	1,051.70	1,022.36	2.49	2.46	0.49
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2019	5

Portfolio of Investments
April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.2%
California Statewide Communities Development Authority(a),(b)
Revenue Bonds
Series 2018 (Wells Fargo Bank)
08/15/2047	1.970%	750,000	750,000
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	2.050%	485,000	485,000
Total			1,235,000
Total Floating Rate Notes (Cost $1,235,000)			1,235,000

Municipal Bonds 98.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 10.7%
City of Fresno Airport(c)
Refunding Revenue Bonds
Series 2013B AMT (BAM)
07/01/2028	5.000%	500,000	550,020
07/01/2030	5.125%	1,050,000	1,158,455
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Subordinated Series 2019A AMT
05/15/2035	5.000%	3,795,000	4,586,637
05/15/2049	5.000%	5,000,000	5,877,550
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2017 AMT
05/15/2041	5.000%	1,500,000	1,708,485
Subordinated Series 2018 AMT
05/15/2048	5.250%	3,000,000	3,559,080
Subordinated Series 2018C AMT
05/15/2044	5.000%	2,000,000	2,319,480
County of Orange Airport
Revenue Bonds
Series 2009A
07/01/2039	5.250%	2,500,000	2,514,925
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2041	5.000%	5,500,000	6,341,445
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Norman Y. Mineta San Jose International Airport(c)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2047	5.000%	3,000,000	3,414,870
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
2nd Series 2011F AMT
05/01/2029	5.000%	5,210,000	5,519,422
SFO Fuel Company LLC
Series 2019 AMT
01/01/2047	5.000%	1,000,000	1,170,150
Revenue Bonds
San Francisco International Airport
Series 2016 AMT
05/01/2041	5.000%	1,305,000	1,486,447
Series 2014A AMT
05/01/2044	5.000%	6,000,000	6,643,620
Series 2018 AMT
05/01/2048	5.000%	8,000,000	9,300,800
Total			56,151,386
Charter Schools 3.6%
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	884,512
06/15/2049	5.000%	1,400,000	1,417,584
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	1,750,000	1,899,835
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,318,224
07/01/2045	5.000%	1,705,000	1,853,949
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,660,924
Series 2018
08/01/2048	5.000%	1,750,000	1,946,962
KIPP LA Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,084,120
Series 2015A
07/01/2045	5.000%	1,000,000	1,091,430
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic California Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,403,140
07/01/2046	6.375%	155,000	175,829
Total			18,736,509
Health Services 1.2%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,274,860
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	3,929,100
Total			6,203,960
Higher Education 10.0%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	4,868,715
Series 2018-A
12/01/2044	5.000%	2,000,000	2,303,780
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,306,000
Revenue Bonds
Chapman University
Series 2011
04/01/2031	5.000%	4,375,000	4,636,188
Series 2015
04/01/2040	5.000%	2,500,000	2,829,125
Loyola Marymount University
Series 2010A
10/01/2040	5.125%	1,250,000	1,266,463
Stanford University
Series 2019V-1
05/01/2049	5.000%	10,000,000	14,001,500
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2041	5.000%	2,500,000	2,617,000
Biola University
Series 2017
10/01/2039	5.000%	1,000,000	1,147,040
California Lutheran University
Series 2018
10/01/2038	5.000%	300,000	347,148
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Biola University
Series 2013
10/01/2038	5.000%	1,000,000	1,083,150
10/01/2042	5.000%	2,360,000	2,544,410
National University
Series 2019A
04/01/2040	5.000%	1,000,000	1,170,890
04/01/2041	5.000%	2,000,000	2,341,440
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2041	5.000%	1,875,000	2,109,506
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,447,510
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,574,216
11/01/2043	5.875%	1,875,000	2,100,206
Total			52,694,287
Hospital 15.5%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	5,000,000	5,571,100
Revenue Bonds
Dignity Health
Series 2009E
07/01/2025	5.625%	1,125,000	1,131,896
Series 2011A
03/01/2041	5.250%	3,000,000	3,153,810
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,569,040
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	7,483,700
St. Joseph Health System
Series 2009A
07/01/2029	5.500%	1,500,000	1,510,245
Series 2013A
07/01/2037	5.000%	2,000,000	2,219,340

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2040	5.000%	2,000,000	2,227,580
Series 2017A
02/01/2042	4.000%	2,000,000	2,075,100
02/01/2047	5.000%	2,000,000	2,244,740
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,406,200
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	5,248,550
03/01/2048	5.000%	5,000,000	5,796,350
Adventist Health System West
Series 2015
03/01/2035	5.000%	3,850,000	4,441,899
Huntington Memorial Hospital
Series 2014B
07/01/2044	5.000%	1,000,000	1,102,230
John Muir Health
Series 2018A
12/01/2053	5.000%	700,000	802,844
Redlands Community Hospital OB
Series 2016
10/01/2046	5.000%	1,000,000	1,130,740
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2038	5.000%	475,000	560,429
08/01/2045	4.000%	1,000,000	1,024,850
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2043	5.250%	3,120,000	3,476,117
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,917,568
Methodist Hospital of Southern California
01/01/2048	5.000%	7,500,000	8,419,875
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,408,870
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Torrance
Revenue Bonds
Torrance Memorial Medical Center
Series 2010A
09/01/2030	5.000%	3,000,000	3,124,470
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	3,092,730
Total			81,140,273
Local Appropriation 1.3%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Series 2014A
05/01/2046	5.000%	1,000,000	1,122,150
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	1,330,000	1,382,429
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,198,200
San Mateo County Board of Education
Refunding Certificate of Participation
Series 2009
06/01/2035	5.250%	2,000,000	2,005,440
Total			6,708,219
Local General Obligation 6.0%
Conejo Valley Unified School District(e)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,159,950
08/01/2030	0.000%	1,000,000	663,070
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	2,010,000	2,314,475
Glendale Unified School District(e)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,235,703
09/01/2032	0.000%	1,000,000	615,300
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	930,135

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic California Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009D
01/01/2034	5.000%	750,000	753,923
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	3,732,275
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,358,195
08/01/2033	0.000%	2,000,000	1,287,920
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Election of 2006
Series 2012A
08/01/2022	5.000%	660,000	702,854
Series 2015A
08/01/2040	5.000%	1,000,000	1,122,050
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	619,620
08/01/2034	0.000%	1,610,000	955,728
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,701,421
Riverside Community College District(e)
Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	404,052
08/01/2031	0.000%	1,000,000	635,570
Rocklin Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1995C (NPFGC)
07/01/2020	0.000%	1,705,000	1,633,390
San Diego Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	2,965,650
San Diego Unified School District(f)
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	3,000,000	2,970,210
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,681,170
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects
Series 1998 (AMBAC)
08/01/2022	5.250%	800,000	851,104
Total			31,293,765
Multi-Family 1.9%
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	1,025,510
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,354,000
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,862,320
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,083,000
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/2031	5.125%	2,000,000	2,136,720
Revenue Bonds
NCCD-Hooper Street LLC
07/01/2049	5.250%	500,000	539,605
Total			10,001,155
Municipal Power 0.4%
City of Vernon Electric System
Revenue Bonds
Series 2012A
08/01/2030	5.000%	1,000,000	1,063,950
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	1,005,000	1,013,010
Total			2,076,960
Other Bond Issue 1.5%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,187,740

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Series 2019-ML05
03/01/2019
11/25/2033	3.350%	3,998,102	4,144,073
San Diego County Regional Airport Authority
Revenue Bonds
Consolidated Rental Car Facility Project
Series 2014A
07/01/2044	5.000%	1,500,000	1,673,175
Total			8,004,988
Ports 2.0%
Port Commission of the City & County of San Francisco
Revenue Bonds
Series 2010A
03/01/2040	5.125%	5,000,000	5,123,250
Port of Los Angeles(c)
Refunding Revenue Bonds
Series 2014A AMT
08/01/2044	5.000%	5,000,000	5,598,450
Total			10,721,700
Prepaid Gas 0.3%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,472,160
Refunded / Escrowed 5.1%
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2040	6.000%	1,000,000	1,114,820
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	460,000	518,360
City of Redding Electric System(g)
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
07/01/2022	8.583%	200,000	227,060
Oakland Unified School District/Alameda County
Prerefunded 08/01/21 Unlimited General Obligation Bonds
Election of 2012
Series 2013
08/01/2030	6.250%	1,095,000	1,212,307
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Redevelopment Agency
Prerefunded 02/01/21 Tax Allocation Bonds
San Francisco Redevelopment Projects
Series 2011B
08/01/2031	6.250%	2,600,000	2,817,308
08/01/2041	6.625%	1,600,000	1,743,760
San Joaquin Hills Transportation Corridor Agency(e)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2020	0.000%	12,000,000	11,880,000
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2031	7.000%	1,000,000	1,095,560
Temecula Redevelopment Agency
Prerefunded 08/01/21 Tax Allocation Bonds
Housing Redevelopment Project No. 1
Series 2011A
08/01/2039	7.000%	2,100,000	2,354,730
Union City Community Redevelopment Agency
Prerefunded 12/01/21 Subordinated Tax Allocation Bonds
Lien-Community Redevelopment Project
Series 2011
12/01/2033	6.875%	1,500,000	1,707,000
Yorba Linda Redevelopment Agency Successor
Prerefunded 09/01/21 Subordinated Tax Allocation Bonds
Lien-Redevelopment Project
Series 2011A
09/01/2032	6.500%	2,000,000	2,230,580
Total			26,901,485
Resource Recovery 0.1%
California Municipal Finance Authority(c),(d),(h)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	2,745,000	411,750
Retirement Communities 5.3%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2031	6.000%	2,200,000	2,376,550
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	2,933,796
07/01/2044	5.000%	700,000	794,360

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic California Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Revenue Bonds
Paradise Vally Estates Project
Series 2019
01/01/2043	5.000%	3,000,000	3,499,860
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2049	5.375%	1,885,000	2,026,205
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,419,515
Episcopal Communities and Services
Series 2012
05/15/2042	5.000%	4,235,000	4,508,369
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,801,975
Front Porch Communities and Services
Series 2017
04/01/2047	5.000%	250,000	285,068
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/2039	6.250%	1,500,000	1,527,630
Covenant Retirement Communities, Inc.
Series 2013
12/01/2036	5.625%	2,000,000	2,273,180
Eskaton Properties, Inc.
Series 2012
11/15/2034	5.250%	1,250,000	1,338,350
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2036	5.000%	1,100,000	1,146,662
Total			27,931,520
Sales Tax 3.4%
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2048	5.000%	9,415,000	11,014,326
Orange County Local Transportation Authority
Refunding Revenue Bonds
Series 2019
02/15/2035	5.000%	4,000,000	4,972,120
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Joaquin County Transportation Authority
Revenue Bonds
Measure K
Series 2019
03/01/2039	5.000%	1,500,000	1,819,275
Total			17,805,721
Special Property Tax 10.0%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,425,000	1,438,067
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	670,000	676,224
Carson Redevelopment Agency Successor Agency
Tax Allocation Bonds
Housing
Series 2010A
10/01/2030	5.000%	5,000,000	5,216,350
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/2023	6.500%	2,000,000	2,307,720
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2030	5.000%	2,500,000	2,666,250
09/01/2038	5.000%	625,000	662,681
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,769,566
09/01/2036	5.000%	2,435,000	2,734,529
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	55,000	55,907
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	816,795
09/01/2044	5.000%	1,025,000	1,108,415
City of Palo Alto
Refunding & Improvement Special Assessment Bonds
Limited Obligation-University Ave.
Series 2012
09/02/2029	5.000%	800,000	872,792

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,604,190
Corona-Norco Unified School District
Refunding Special Tax Bonds
Community Facilities District #98-1
Series 2013
09/01/2032	5.000%	1,300,000	1,464,905
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	3,000,000	3,332,490
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/2023	5.250%	1,360,000	1,451,718
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,558,450
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,120,770
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/2035	5.625%	1,300,000	1,406,132
08/01/2040	5.750%	2,000,000	2,167,360
Pittsburg Successor Agency Redevelopment Agency(e)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	1,861,755
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2031	5.000%	1,340,000	1,473,183
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,420,000	1,660,562
San Diego Redevelopment Agency Successor Agency(e)
Tax Allocation Bonds
Capital Appreciation
Series 2001 (AGM)
09/01/2020	0.000%	3,630,000	3,547,853
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,118,050
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,361,363
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/2030	5.000%	640,000	704,698
09/01/2031	5.000%	685,000	753,781
09/01/2033	5.000%	505,000	555,192
Total			52,467,748
State Appropriated 5.9%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2029	5.000%	2,500,000	2,765,775
11/01/2037	5.000%	6,825,000	7,488,390
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/2031	5.000%	5,100,000	5,495,097
Series 2013A
03/01/2032	5.000%	1,500,000	1,655,460
03/01/2038	5.000%	2,500,000	2,731,200
Series 2014B
10/01/2039	5.000%	1,000,000	1,126,990
Various Capital Projects
Series 2011A
10/01/2031	5.125%	5,000,000	5,377,750
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	4,383,043
Total			31,023,705
State General Obligation 6.9%
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2045	3.250%	3,650,000	3,667,374
Various Purpose
Series 2009
10/01/2029	5.000%	3,000,000	3,041,340
11/01/2039	5.500%	4,965,000	5,058,292

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic California Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2010
03/01/2030	5.250%	1,000,000	1,029,890
03/01/2033	6.000%	4,000,000	4,148,280
03/01/2040	5.500%	4,800,000	4,936,272
Various Purpose - Bid Group A
10/01/2048	5.000%	10,000,000	11,903,600
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2019
04/01/2032	5.000%	2,000,000	2,616,140
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,006
Total			36,403,194
Tobacco 2.1%
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	4,000,000	3,914,760
06/01/2047	5.250%	1,500,000	1,509,240
Series 2018A-2
06/01/2047	5.000%	5,900,000	5,774,271
Total			11,198,271
Transportation 1.1%
California Municipal Finance Authority(c)
Revenue Bonds
Senior Lien
Series 2018A AMT
12/31/2043	5.000%	5,000,000	5,708,350
Turnpike / Bridge / Toll Road 3.5%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/2046	5.750%	2,850,000	3,277,586
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,093,850
Riverside County Transportation Commission(e)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,320,933
06/01/2033	0.000%	2,940,000	1,806,160
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	1,835,000
Riverside County Transportation Commission
Revenue Bonds
Senior Lien
Series 2013A
06/01/2048	5.750%	1,500,000	1,648,080
San Joaquin Hills Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2014A
01/15/2044	5.000%	5,000,000	5,572,200
Total			18,553,809
Water & Sewer 1.1%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,644,245
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,306,420
Total			5,950,665
Total Municipal Bonds (Cost $492,178,021)			519,561,580

Money Market Funds 0.4%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.981%(i)	1,856,228	1,856,228
Total Money Market Funds (Cost $1,856,218)		1,856,228
Total Investments in Securities (Cost: $495,269,239)		522,652,808
Other Assets & Liabilities, Net		2,650,253
Net Assets		525,303,061

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2019.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $31,512,676, which represents 6.00% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	Inverse floating rate security issued by a tender option bond (TOB) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. The interest rate shown was the current rate as of April 30, 2019.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2019, the total value of these securities amounted to $411,750, which represents 0.08% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic California Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	1,235,000	—	1,235,000
Municipal Bonds	—	519,561,580	—	519,561,580
Money Market Funds	1,856,228	—	—	1,856,228
Total Investments in Securities	1,856,228	520,796,580	—	522,652,808
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2019	15

Statement of Assets and Liabilities
April 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $495,269,239)	$522,652,808
Cash	201,239
Receivable for:
Investments sold	404,989
Capital shares sold	1,380,299
Interest	6,007,339
Expense reimbursement due from Investment Manager	501
Prepaid expenses	643
Trustees’ deferred compensation plan	99,794
Other assets	2,102
Total assets	530,749,714
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	2,927,940
Capital shares purchased	856,300
Distributions to shareholders	1,463,172
Management services fees	6,680
Distribution and/or service fees	2,869
Transfer agent fees	37,248
Compensation of board members	29,618
Compensation of chief compliance officer	14
Other expenses	23,018
Trustees’ deferred compensation plan	99,794
Total liabilities	5,446,653
Net assets applicable to outstanding capital stock	$525,303,061
Represented by
Paid in capital	498,105,685
Total distributable earnings (loss)	27,197,376
Total - representing net assets applicable to outstanding capital stock	$525,303,061
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic California Municipal Income Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
April 30, 2019 (Unaudited)
Class A
Net assets	$329,922,582
Shares outstanding	43,454,014
Net asset value per share	$7.59
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$7.82
Advisor Class
Net assets	$1,887,242
Shares outstanding	248,466
Net asset value per share	$7.60
Class C
Net assets	$31,808,869
Shares outstanding	4,189,139
Net asset value per share	$7.59
Institutional Class
Net assets	$156,300,451
Shares outstanding	20,578,378
Net asset value per share	$7.60
Institutional 2 Class
Net assets	$240,175
Shares outstanding	31,571
Net asset value per share	$7.61
Institutional 3 Class
Net assets	$5,143,742
Shares outstanding	673,774
Net asset value per share	$7.63
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2019	17

Statement of Operations
Six Months Ended April 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,228
Interest	10,850,937
Total income	10,859,165
Expenses:
Management services fees	1,180,705
Distribution and/or service fees
Class A	405,875
Class C	164,817
Transfer agent fees
Class A	132,193
Advisor Class	528
Class C	13,412
Institutional Class	58,018
Institutional 2 Class	74
Institutional 3 Class	202
Compensation of board members	9,694
Custodian fees	2,586
Printing and postage fees	12,554
Registration fees	5,805
Audit fees	15,935
Legal fees	5,245
Interest on interfund lending	219
Compensation of chief compliance officer	100
Other	10,089
Total expenses	2,018,051
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(31,865)
Fees waived by distributor
Class C	(49,445)
Fees waived by transfer agent
Institutional 2 Class	(13)
Total net expenses	1,936,728
Net investment income	8,922,437
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	355,198
Futures contracts	(74,809)
Net realized gain	280,389
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	16,078,340
Net change in unrealized appreciation (depreciation)	16,078,340
Net realized and unrealized gain	16,358,729
Net increase in net assets resulting from operations	$25,281,166
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic California Municipal Income Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations
Net investment income	$8,922,437	$18,199,525
Net realized gain	280,389	1,227,040
Net change in unrealized appreciation (depreciation)	16,078,340	(22,190,416)
Net increase (decrease) in net assets resulting from operations	25,281,166	(2,763,851)
Distributions to shareholders
Net investment income and net realized gains
Class A	(6,420,627)	(13,324,321)
Advisor Class	(27,519)	(77,978)
Class C	(579,751)	(1,512,980)
Institutional Class	(3,001,301)	(5,639,491)
Institutional 2 Class	(4,413)	(6,154)
Institutional 3 Class	(98,255)	(160,107)
Total distributions to shareholders	(10,131,866)	(20,721,031)
Increase in net assets from capital stock activity	2,664,530	17,764,299
Total increase (decrease) in net assets	17,813,830	(5,720,583)
Net assets at beginning of period	507,489,231	513,209,814
Net assets at end of period	$525,303,061	$507,489,231
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2019	19

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2019 (Unaudited)		October 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,580,777	19,197,086	4,971,537	37,587,441
Distributions reinvested	709,775	5,304,654	1,464,169	11,069,379
Redemptions	(3,753,595)	(27,980,779)	(6,496,045)	(49,086,305)
Net decrease	(463,043)	(3,479,039)	(60,339)	(429,485)
Advisor Class
Subscriptions	100,214	754,875	87,868	665,814
Distributions reinvested	3,651	27,313	10,227	77,553
Redemptions	(40,230)	(298,427)	(331,862)	(2,544,756)
Net increase (decrease)	63,635	483,761	(233,767)	(1,801,389)
Class C
Subscriptions	329,184	2,458,937	541,887	4,100,340
Distributions reinvested	50,722	378,910	136,041	1,029,676
Redemptions	(958,210)	(7,145,105)	(1,938,196)	(14,668,979)
Net decrease	(578,304)	(4,307,258)	(1,260,268)	(9,538,963)
Institutional Class
Subscriptions	5,684,236	42,435,997	7,015,492	53,119,269
Distributions reinvested	234,476	1,754,130	373,643	2,821,564
Redemptions	(4,753,879)	(35,358,767)	(3,629,223)	(27,422,386)
Net increase	1,164,833	8,831,360	3,759,912	28,518,447
Institutional 2 Class
Subscriptions	5,555	41,608	16,157	122,654
Distributions reinvested	563	4,216	761	5,745
Redemptions	(1,138)	(8,599)	(401)	(3,022)
Net increase	4,980	37,225	16,517	125,377
Institutional 3 Class
Subscriptions	232,029	1,733,249	333,816	2,536,827
Distributions reinvested	13,038	98,047	21,029	159,675
Redemptions	(98,111)	(732,815)	(238,826)	(1,806,190)
Net increase	146,956	1,098,481	116,019	890,312
Total net increase	339,057	2,664,530	2,338,074	17,764,299
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic California Municipal Income Fund | Semiannual Report 2019

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Columbia Strategic California Municipal Income Fund | Semiannual Report 2019	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2019 (Unaudited)	$7.37	0.13	0.24	0.37	(0.13)	(0.02)	(0.15)
Year Ended 10/31/2018	$7.72	0.27	(0.32)	(0.05)	(0.26)	(0.04)	(0.30)
Year Ended 10/31/2017	$7.94	0.28	(0.17)	0.11	(0.28)	(0.05)	(0.33)
Year Ended 10/31/2016	$7.90	0.29	0.08	0.37	(0.29)	(0.04)	(0.33)
Year Ended 10/31/2015	$7.99	0.30	(0.05)	0.25	(0.30)	(0.04)	(0.34)
Year Ended 10/31/2014	$7.54	0.31	0.51	0.82	(0.31)	(0.06)	(0.37)
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	$7.37	0.14	0.25	0.39	(0.14)	(0.02)	(0.16)
Year Ended 10/31/2018	$7.72	0.29	(0.32)	(0.03)	(0.28)	(0.04)	(0.32)
Year Ended 10/31/2017	$7.94	0.29	(0.16)	0.13	(0.30)	(0.05)	(0.35)
Year Ended 10/31/2016	$7.90	0.31	0.08	0.39	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2015	$7.99	0.32	(0.05)	0.27	(0.32)	(0.04)	(0.36)
Year Ended 10/31/2014	$7.55	0.33	0.50	0.83	(0.33)	(0.06)	(0.39)
Class C
Six Months Ended 4/30/2019 (Unaudited)	$7.37	0.11	0.24	0.35	(0.11)	(0.02)	(0.13)
Year Ended 10/31/2018	$7.72	0.23	(0.31)	(0.08)	(0.23)	(0.04)	(0.27)
Year Ended 10/31/2017	$7.94	0.24	(0.17)	0.07	(0.24)	(0.05)	(0.29)
Year Ended 10/31/2016	$7.90	0.25	0.09	0.34	(0.26)	(0.04)	(0.30)
Year Ended 10/31/2015	$7.99	0.27	(0.06)	0.21	(0.26)	(0.04)	(0.30)
Year Ended 10/31/2014	$7.54	0.28	0.51	0.79	(0.28)	(0.06)	(0.34)
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	$7.37	0.14	0.25	0.39	(0.14)	(0.02)	(0.16)
Year Ended 10/31/2018	$7.72	0.28	(0.31)	(0.03)	(0.28)	(0.04)	(0.32)
Year Ended 10/31/2017	$7.94	0.30	(0.17)	0.13	(0.30)	(0.05)	(0.35)
Year Ended 10/31/2016	$7.90	0.31	0.08	0.39	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2015	$7.99	0.32	(0.05)	0.27	(0.32)	(0.04)	(0.36)
Year Ended 10/31/2014	$7.55	0.33	0.50	0.83	(0.33)	(0.06)	(0.39)
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	$7.39	0.14	0.24	0.38	(0.14)	(0.02)	(0.16)
Year Ended 10/31/2018	$7.73	0.29	(0.30)	(0.01)	(0.29)	(0.04)	(0.33)
Year Ended 10/31/2017	$7.95	0.30	(0.17)	0.13	(0.30)	(0.05)	(0.35)
Year Ended 10/31/2016(i)	$7.96	0.21	(0.01) (j)	0.20	(0.21)	—	(0.21)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic California Municipal Income Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2019 (Unaudited)	—	$7.59	5.02%	0.82% (c),(d)	0.81% (c),(d)	3.48% (c)	16%	$329,923
Year Ended 10/31/2018	—	$7.37	(0.62%)	0.82%	0.82% (e)	3.52%	13%	$323,725
Year Ended 10/31/2017	—	$7.72	1.49%	0.82% (f)	0.81% (e),(f)	3.61%	17%	$339,354
Year Ended 10/31/2016	—	$7.94	4.78%	0.87%	0.81% (e)	3.62%	13%	$385,410
Year Ended 10/31/2015	0.00 (g)	$7.90	3.16% (h)	0.88%	0.79% (e)	3.81%	12%	$370,795
Year Ended 10/31/2014	—	$7.99	11.22%	0.88%	0.79% (e)	4.05%	14%	$359,825
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	—	$7.60	5.29%	0.57% (c),(d)	0.56% (c),(d)	3.73% (c)	16%	$1,887
Year Ended 10/31/2018	—	$7.37	(0.38%)	0.57%	0.57% (e)	3.76%	13%	$1,363
Year Ended 10/31/2017	—	$7.72	1.75%	0.57%	0.56% (e)	3.82%	17%	$3,231
Year Ended 10/31/2016	—	$7.94	5.04%	0.63%	0.57% (e)	3.87%	13%	$1,021
Year Ended 10/31/2015	0.00 (g)	$7.90	3.42% (h)	0.63%	0.54% (e)	4.05%	12%	$120
Year Ended 10/31/2014	—	$7.99	11.35%	0.62%	0.54% (e)	4.25%	14%	$22
Class C
Six Months Ended 4/30/2019 (Unaudited)	—	$7.59	4.78%	1.57% (c),(d)	1.26% (c),(d)	3.03% (c)	16%	$31,809
Year Ended 10/31/2018	—	$7.37	(1.07%)	1.57%	1.27% (e)	3.07%	13%	$35,145
Year Ended 10/31/2017	—	$7.72	1.03%	1.57% (f)	1.26% (e),(f)	3.16%	17%	$46,521
Year Ended 10/31/2016	—	$7.94	4.31%	1.62%	1.26% (e)	3.16%	13%	$54,502
Year Ended 10/31/2015	0.00 (g)	$7.90	2.70% (h)	1.63%	1.24% (e)	3.36%	12%	$43,775
Year Ended 10/31/2014	—	$7.99	10.72%	1.63%	1.24% (e)	3.59%	14%	$41,962
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	—	$7.60	5.29%	0.57% (c),(d)	0.56% (c),(d)	3.73% (c)	16%	$156,300
Year Ended 10/31/2018	—	$7.37	(0.37%)	0.57%	0.57% (e)	3.77%	13%	$143,156
Year Ended 10/31/2017	—	$7.72	1.74%	0.57% (f)	0.56% (e),(f)	3.86%	17%	$120,839
Year Ended 10/31/2016	—	$7.94	5.04%	0.62%	0.56% (e)	3.87%	13%	$120,169
Year Ended 10/31/2015	0.00 (g)	$7.90	3.42% (h)	0.63%	0.54% (e)	4.06%	12%	$106,799
Year Ended 10/31/2014	—	$7.99	11.35%	0.63%	0.54% (e)	4.30%	14%	$75,032
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	—	$7.61	5.15%	0.56% (c),(d)	0.54% (c),(d)	3.75% (c)	16%	$240
Year Ended 10/31/2018	—	$7.39	(0.21%)	0.56%	0.55%	3.80%	13%	$196
Year Ended 10/31/2017	—	$7.73	1.75%	0.55% (f)	0.53% (f)	3.95%	17%	$78
Year Ended 10/31/2016(i)	—	$7.95	2.45%	0.55% (c)	0.52% (c)	4.01% (c)	13%	$1,349
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2019	23

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	$7.41	0.14	0.24	0.38	(0.14)	(0.02)	(0.16)
Year Ended 10/31/2018	$7.76	0.29	(0.31)	(0.02)	(0.29)	(0.04)	(0.33)
Year Ended 10/31/2017(k)	$7.63	0.20	0.13 (j)	0.33	(0.20)	—	(0.20)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Class C	Institutional Class	Institutional 2 Class
10/31/2017	0.01%	0.01%	0.01%	0.01%

(g)	Rounds to zero.
(h)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.06%.
(i)	Institutional 2 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
(j)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(k)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic California Municipal Income Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	—	$7.63	5.17%	0.50% (c),(d)	0.49% (c),(d)	3.80% (c)	16%	$5,144
Year Ended 10/31/2018	—	$7.41	(0.28%)	0.50%	0.50%	3.85%	13%	$3,905
Year Ended 10/31/2017(k)	—	$7.76	4.34%	0.52% (c)	0.51% (c)	3.93% (c)	17%	$3,187
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2019	25

Notes to Financial Statements
April 30, 2019 (Unaudited)
Note 1. Organization
Columbia Strategic California Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
26	Columbia Strategic California Municipal Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
28	Columbia Strategic California Municipal Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(74,809)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	2,080,370

*	Based on the ending daily outstanding amounts for the six months ended April 30, 2019.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2019 was 0.47% of the Fund’s average daily net assets.
30	Columbia Strategic California Municipal Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to March 1, 2019, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% of the average daily net assets attributable to Institutional 2 Class shares.
For the six months ended April 30, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
The Fund and certain other affiliated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent. The lease and the Guaranty expired on January 31, 2019.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2019, no minimum account balance fees were charged by the Fund.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2019	31

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2019, if any, are listed below:
Amount ($)
Class A	46,550
Class C	1,528
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2019 through February 29, 2020	Prior to March 1, 2019
Class A	0.79%	0.82%
Advisor Class	0.54	0.57
Class C	1.54	1.57
Institutional Class	0.54	0.57
Institutional 2 Class	0.53	0.54
Institutional 3 Class	0.47	0.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, prior to March 1, 2019, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class of the average daily net assets attributable to Institutional 2 Class. Any fees waived and/or expenses reimbursed under the expense reimbursement
32	Columbia Strategic California Municipal Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
495,269,000	30,053,000	(2,669,000)	27,384,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $79,872,611 and $80,148,935, respectively, for the six months ended April 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended April 30, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	2,800,000	2.82	1
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other
Columbia Strategic California Municipal Income Fund | Semiannual Report 2019	33

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended April 30, 2019.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2019, one unaffiliated shareholder of record owned 21.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 30.2% of the outstanding shares of the Fund in one or more accounts. Subscription and
34	Columbia Strategic California Municipal Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2019	35

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
36	Columbia Strategic California Municipal Income Fund | Semiannual Report 2019

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Columbia Strategic California Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR123_10_J01_(06/19)

SemiAnnual Report
April 30, 2019
Columbia Intermediate Municipal Bond Fund
(formerly Columbia AMT-Free Intermediate Muni Bond Fund)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Intermediate Municipal Bond Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Intermediate Municipal Bond Fund (the Fund) seeks current income exempt from federal income tax, consistent with preservation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2012
Anders Myhran, CFA
Portfolio Manager
Managed Fund since May 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended April 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	4.59	4.86	2.54	3.69
	Including sales charges		1.48	1.68	1.92	3.37
Advisor Class*		03/19/13	4.59	4.96	2.75	3.89
Class C	Excluding sales charges	11/25/02	4.15	4.18	1.88	3.24
	Including sales charges		3.15	3.18	1.88	3.24
Institutional Class		06/14/93	4.70	5.06	2.77	3.90
Institutional 2 Class*		11/08/12	4.74	5.14	2.85	3.96
Institutional 3 Class*		03/01/17	4.76	5.19	2.82	3.93
Class V	Excluding sales charges	06/26/00	4.62	4.91	2.60	3.74
	Including sales charges		-0.31	-0.07	1.61	3.24
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			5.25	5.91	3.09	3.99
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2019)
AAA rating	3.1
AA rating	22.5
A rating	50.1
BBB rating	18.2
BB rating	1.0
CCC rating	0.9
Not rated	4.2
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at April 30, 2019)
California	20.3
Texas	12.9
Illinois	11.0
Florida	6.9
New York	5.0
Pennsylvania	4.6
Massachusetts	3.8
Colorado	3.3
South Carolina	3.3
District of Columbia	2.8
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2018 — April 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,045.90	1,021.03	3.86	3.81	0.76
Advisor Class	1,000.00	1,000.00	1,045.90	1,022.02	2.84	2.81	0.56
Class C	1,000.00	1,000.00	1,041.50	1,017.80	7.14	7.05	1.41
Institutional Class	1,000.00	1,000.00	1,047.00	1,022.02	2.84	2.81	0.56
Institutional 2 Class	1,000.00	1,000.00	1,047.40	1,022.36	2.49	2.46	0.49
Institutional 3 Class	1,000.00	1,000.00	1,047.60	1,022.61	2.23	2.21	0.44
Class V	1,000.00	1,000.00	1,046.20	1,021.27	3.60	3.56	0.71
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	5

Portfolio of Investments
April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 0.3%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	2.300%	3,300,000	3,300,000
Total Floating Rate Notes (Cost $3,300,000)			3,300,000

Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.1%
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2037	5.000%	1,000,000	1,118,450
01/01/2038	5.000%	675,000	750,640
Arizona State University
Revenue Bonds
Green Bond
Series 2019A
07/01/2037	5.000%	7,800,000	9,524,502
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	2,800,000	3,029,572
Total			14,423,164
California 20.0%
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,172,280
04/01/2029	5.000%	1,650,000	1,926,111
04/01/2030	5.000%	1,700,000	1,974,924
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,720,298
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	2,052,242
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,835,700
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,739,848
California School Finance Authority(c)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	2,085,000	2,283,909
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	5,510,000	6,105,631
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/2022	5.250%	3,395,000	3,691,689
Series 2012A
04/01/2028	5.000%	10,000,000	10,903,900
Series 2013I
11/01/2028	5.250%	9,225,000	10,550,263
11/01/2029	5.000%	5,000,000	5,644,300
11/01/2031	5.500%	2,930,000	3,346,148
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	15,350,000	17,575,136
California Statewide Communities Development Authority
Revenue Bonds
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,558,850
Methodist Hospital of Southern California
01/01/2038	5.000%	3,000,000	3,401,130
Series 2017
05/15/2033	5.000%	1,350,000	1,564,664
05/15/2034	5.000%	1,000,000	1,154,730
05/15/2035	5.000%	2,200,000	2,533,740
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	2,251,260
11/15/2031	5.000%	1,000,000	1,174,210
11/15/2032	5.000%	1,610,000	1,883,362
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	1,049,440
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,896,082
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/2053	5.500%	9,000,000	10,006,380
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	6,011,407
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	5,000,000	5,628,400
Hartnell Community College District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,445,708
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2029	5.000%	5,000,000	5,636,500
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2033	5.000%	4,000,000	4,657,280
Manteca Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	5,000,000	4,507,000
Monrovia Unified School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
08/01/2021	5.250%	5,600,000	5,969,824
Oakland Unified School District/Alameda County
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Election of 2006
Series 2009A
08/01/2029	6.125%	14,500,000	14,668,345
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	3,000,000	3,532,770
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	20,189,680
San Joaquin Hills Transportation Corridor Agency(d)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	20,379,364
San Jose Financing Authority
Refunding Revenue Bonds
Civic Center Project
Series 2013A
06/01/2029	5.000%	5,000,000	5,602,750
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/2022	5.250%	2,500,000	2,746,725
Windy Point/Windy Flats Project
Series 2010-1
07/01/2028	5.000%	10,000,000	10,396,900
07/01/2030	5.000%	15,875,000	16,497,617
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,891,475
Various Purpose
Series 2009
10/01/2022	5.250%	5,000,000	5,078,450
Series 2010
03/01/2025	5.000%	1,000,000	1,029,010
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,160,110
09/01/2033	5.000%	1,250,000	1,441,238
West Contra Costa Unified School District(d)
Unlimited General Obligation Bonds
Series 2005 (NPFGC)
08/01/2020	0.000%	7,285,000	7,129,611
Total			256,596,391

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 3.3%
City & County of Denver Airport System
Revenue Bonds
Series 2012B
11/15/2032	5.000%	10,000,000	10,952,000
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2027	5.000%	4,000,000	4,352,200
Series 2015
12/01/2026	5.000%	1,860,000	2,133,215
12/01/2028	5.000%	1,000,000	1,134,230
12/01/2030	5.000%	1,400,000	1,566,320
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,313,940
Park Creek Metropolitan District
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,695,270
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	3,421,197
Prerefunded 06/01/20 Certificate of Participation
Series 2010A
06/01/2025	5.000%	9,135,000	9,460,297
Unrefunded Certificate of Participation
Series 2010A
06/01/2025	5.000%	865,000	893,891
University of Colorado Hospital Authority
Revenue Bonds
Series 2012A
11/15/2027	5.000%	3,750,000	4,152,863
Total			42,075,423
Connecticut 0.7%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	1,615,000	1,697,042
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	540,000	564,360
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2022	7.000%	3,418,000	3,581,517
State of Connecticut
Unlimited General Obligation Bonds
Series 2019A
04/15/2036	5.000%	2,200,000	2,619,408
Total			8,462,327
District of Columbia 2.8%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,477,180
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	3,700,000	4,062,674
Metropolitan Washington Airports Authority Dulles Toll Road(d)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	18,161,337
10/01/2025	0.000%	7,500,000	6,289,725
10/01/2026	0.000%	5,000,000	4,053,950
Total			36,044,866
Florida 6.8%
County of Miami-Dade Aviation
Prerefunded 10/01/20 Revenue Bonds
Miami International
Series 2010
10/01/2025	5.500%	1,450,000	1,528,518
Refunding Revenue Bonds
Series 2014B
10/01/2032	5.000%	6,620,000	7,545,608
Unrefunded Revenue Bonds
Miami International
Series 2010
10/01/2025	5.500%	4,550,000	4,807,575
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2033	5.000%	1,215,000	1,356,450
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
System
Series 2008B (AGM)
10/01/2021	5.250%	20,000,000	21,728,000

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	1,665,000	1,662,386
Florida Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
10/01/2030	5.000%	2,750,000	3,277,587
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,832,496
10/01/2032	5.000%	2,300,000	2,626,623
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,432,231
Orange County School Board
Prerefunded 08/01/22 Certificate of Participation
Series 2012B
08/01/2026	5.000%	6,500,000	7,198,620
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,842,500
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	1,550,000	1,668,141
05/15/2037	5.000%	1,500,000	1,609,050
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	5,422,032
08/01/2027	5.000%	2,500,000	2,926,000
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,890,200
School District of Broward County
Prerefunded 07/01/22 Certificate of Participation
Series 2012A
07/01/2025	5.000%	3,830,000	4,218,860
Unrefunded Certificate of Participation
Series 2012A
07/01/2025	5.000%	1,450,000	1,581,124
Southeast Overtown Park West Community Redevelopment Agency(c)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	3,244,234
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sterling Hill Community Development District(e)
Special Assessment Bonds
Series 2003B
11/01/2010	5.500%	137,787	88,184
Volusia County Educational Facility Authority
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,719,603
Total			87,206,022
Georgia 1.2%
City of Atlanta Department of Aviation
Subordinated Refunding Revenue Bonds
General Lien
Series 2014
01/01/2032	5.000%	2,000,000	2,248,620
DeKalb County Hospital Authority
Prerefunded 09/01/20 Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2030	6.000%	5,000,000	5,270,650
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	4,182,849
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2037	5.000%	2,000,000	2,179,520
Georgia State Road & Tollway Authority(c),(d)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	467,838
06/01/2034	0.000%	3,750,000	1,420,312
Total			15,769,789
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2024	7.000%	2,980,000	3,274,275
Illinois 10.9%
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/2029	5.000%	6,150,000	6,902,883

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,306,120
Refunding Revenue Bonds
General Senior Lien
Series 2013B
01/01/2028	5.250%	11,180,000	12,453,626
Passenger Facility Charge
Series 2012A
01/01/2028	5.000%	2,590,000	2,800,412
01/01/2029	5.000%	2,500,000	2,698,350
01/01/2030	5.000%	3,000,000	3,233,970
Chicago Transit Authority
Revenue Bonds
Series 2011
12/01/2029	5.250%	4,000,000	4,253,720
12/01/2030	5.250%	1,925,000	2,043,195
City of Chicago
Unlimited General Obligation Bonds
Series 2002B
01/01/2027	5.125%	3,155,000	3,446,427
Series 2015A
01/01/2023	5.000%	5,000,000	5,349,750
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2030	5.250%	3,000,000	3,222,150
01/01/2032	5.250%	3,845,000	4,103,922
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
Second Lien
Series 2017B
01/01/2033	5.000%	7,085,000	8,005,908
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2027	5.000%	1,250,000	1,457,500
Illinois Finance Authority
Refunding Revenue Bonds
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	11,249,400
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	13,903,612
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	10,937,760
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,367,750
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/2032	5.000%	1,800,000	1,994,634
01/01/2033	5.000%	2,000,000	2,201,880
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/2021	5.250%	12,000,000	12,787,080
Series 2017
06/01/2027	5.000%	2,185,000	2,568,293
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	10,100,000	10,935,573
Series 2014
02/01/2031	5.250%	5,000,000	5,322,750
Total			139,546,665
Indiana 0.9%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,587,432
Indiana Finance Authority
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/2025	5.250%	1,750,000	1,892,520
2nd Lien-CWA Authority, Inc.
Series 2011B
10/01/2023	5.250%	7,035,000	7,607,930
Total			11,087,882
Kentucky 0.4%
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,598,480

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana 1.1%
New Orleans Aviation Board
Refunding Revenue Bonds
Consolidated Rental Car Project
Series 2018 AGM
01/01/2035	5.000%	2,000,000	2,336,740
01/01/2036	5.000%	1,250,000	1,457,100
Parish of St. Charles
Revenue Bonds
Valero Energy Corp.
Series 2010
12/01/2040	4.000%	9,320,000	9,723,370
Total			13,517,210
Maryland 1.8%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	6,955,000	8,807,325
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2036	5.000%	1,000,000	1,034,290
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,489,020
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	12,219,100
Total			23,549,735
Massachusetts 3.8%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2018A
01/01/2035	5.000%	10,000,000	12,042,000
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	2,724,610
Massachusetts Bay Transportation Authority
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/2021	7.000%	1,520,000	1,628,285
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Clean Water Trust (The)
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/2019	6.000%	2,500,000	2,527,375
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,156,790
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,822,315
08/15/2032	5.000%	4,120,000	4,657,124
08/15/2033	5.000%	3,000,000	3,381,870
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,782,008
10/01/2035	5.000%	2,000,000	2,320,760
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,452,412
UMASS Boston Student Housing Project
Series 2016
10/01/2036	5.000%	4,600,000	5,078,630
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	1,997,880
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,037,332
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	2,670,000	3,172,734
Total			48,782,125
Michigan 1.8%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2026	5.250%	2,000,000	2,195,480
07/01/2027	5.250%	1,500,000	1,644,570

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	800,000	897,368
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,785,595
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2033	5.000%	5,000,000	5,696,300
Senior Lien - Great Lakes Water Authority
Series 2014C-3 (AGM)
07/01/2032	5.000%	1,000,000	1,126,530
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2032	5.000%	4,075,000	4,542,321
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,825,520
Total			23,713,684
Minnesota 1.2%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	3,215,829
City of St. Cloud
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/2027	5.000%	1,785,000	2,119,420
County of Rice(c)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	740,000	775,853
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,263,685
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	7,417,856
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,033,870
Total			15,826,513
Mississippi 0.3%
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	4,064,480
Missouri 1.7%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	7,223,348
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2026	5.000%	1,300,000	1,421,173
02/01/2029	5.000%	5,975,000	6,477,020
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,695,000	2,940,002
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,319,760
Poplar Bluff Regional Transportation Development District
Revenue Bonds
Series 2012
12/01/2026	3.250%	100,000	102,830
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	1,310,000	1,387,303
Total			21,871,436
Nebraska 1.1%
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	13,655,310

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 0.7%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2027	5.000%	3,250,000	3,537,950
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,146,420
09/01/2033	5.000%	1,000,000	1,138,390
City of Sparks(c)
Tax Anticipation Revenue Bonds
Sales
Series 2008A
06/15/2020	6.500%	1,900,000	1,902,052
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	750,000	788,062
Total			8,512,874
New Hampshire 0.7%
New Hampshire Health & Education Facilities Authority Act
Prerefunded 07/01/19 Revenue Bonds
University System
Series 2009A
07/01/2023	5.000%	8,370,000	8,417,291
New Jersey 2.7%
Essex County Improvement Authority
Refunding Revenue Bonds
County Guaranteed Project Consolidation
Series 2004 (NPFGC)
10/01/2026	5.500%	750,000	933,578
Hudson County Improvement Authority
Refunding Revenue Bonds
Hudson County Lease Project
Series 2010 (AGM)
10/01/2024	5.375%	2,000,000	2,330,980
New Jersey Economic Development Authority
Prerefunded 06/01/20 Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/2021	5.000%	1,000,000	1,036,700
Refunding Revenue Bonds
New Jersey American Water Co.
Series 2010A
06/01/2023	4.450%	1,000,000	1,027,740
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority(d)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/2021	0.000%	1,255,000	1,189,439
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018-A
12/15/2034	5.000%	1,500,000	1,690,740
Revenue Bonds
Transportation Program
06/15/2037	5.000%	4,465,000	4,969,768
Transportation System
Series 2006A (AGM)
12/15/2021	5.500%	4,700,000	5,125,397
12/15/2022	5.250%	4,000,000	4,440,080
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,843,470
Series 2017G
01/01/2035	5.000%	6,000,000	7,147,560
Robbinsville Board of Education
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
01/01/2028	5.250%	500,000	631,290
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2034	5.000%	2,000,000	2,305,920
Total			34,672,662
New Mexico 0.3%
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	3,000,000	3,538,500
New York 4.7%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2025	5.000%	1,000,000	1,175,410
County of Nassau
Prerefunded 04/01/24 Limited General Obligation Bonds
Series 2014A
04/01/2027	5.000%	12,025,000	13,974,252

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,960,150
Long Island Power Authority
Revenue Bonds
Series 2012B
09/01/2026	5.000%	5,000,000	5,473,400
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,645,680
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	11,232,839
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2023	5.250%	3,245,000	3,688,332
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2022	5.500%	6,730,000	7,474,675
New York State Thruway Authority
Revenue Bonds
General
Series 2012I
01/01/2024	5.000%	8,500,000	9,195,130
Total			59,819,868
North Carolina 1.9%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,637,387
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,084,250
United Methodist Retirement
Series 2017
10/01/2037	5.000%	1,100,000	1,196,195
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,339,300
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	10,000,000	11,878,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,312,152
04/01/2036	4.000%	1,000,000	1,088,240
University of North Carolina At Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,240,573
Total			23,776,797
Ohio 1.7%
American Municipal Power, Inc.
Prerefunded 02/15/22 Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2024	5.000%	2,000,000	2,179,940
Refunding Revenue Bonds
Series 2015A
02/15/2032	5.250%	12,000,000	13,007,160
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2021	5.500%	2,000,000	2,134,180
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2011
01/01/2025	5.000%	3,750,000	3,947,287
Total			21,268,567
Oklahoma 0.2%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,345,480
Oregon 0.4%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,072,340
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	4,379,987
Total			5,452,327

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 4.6%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,809,495
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2027	5.000%	2,500,000	2,777,125
01/01/2028	5.000%	3,840,000	4,251,456
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,680,560
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project
Series 2012
01/01/2027	5.000%	1,835,000	2,010,444
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,411,620
Elizabeth Forward School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2021	0.000%	2,210,000	2,119,125
Lancaster County Solid Waste Management Authority
Revenue Bonds
Series 2013A
12/15/2029	5.250%	3,100,000	3,467,939
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	4,471,032
Pennsylvania Turnpike Commission
Prerefunded 12/01/20 Revenue Bonds
Subordinated Series 2011A
12/01/2031	5.625%	1,815,000	1,928,256
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/2031	5.625%	1,460,000	1,551,104
Subordinated Series 2011A
12/01/2031	5.625%	4,875,000	5,179,200
Revenue Bonds
Series 2018A-2
12/01/2036	5.000%	2,500,000	2,977,025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission(f)
Prerefunded 12/01/20 Revenue Bonds
Capital Appreciation
Subordinated Series 2010B-2
12/01/2024	5.350%	20,000,000	21,162,400
Total			58,796,781
Rhode Island 0.3%
Rhode Island Depositors Economic Protection Corp.
Revenue Bonds
Series 1993A Escrowed to Maturity (AGM)
08/01/2021	5.750%	2,165,000	2,359,460
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,498,432
Total			3,857,892
South Carolina 3.2%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2025	5.000%	1,000,000	1,180,960
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,250,000	3,687,255
11/01/2032	5.000%	5,000,000	5,656,150
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2031	5.000%	5,000,000	5,386,900
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Prisma Health Obligated Group
05/01/2036	5.000%	7,000,000	8,118,040
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,692,920
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	649,077
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	410,000	421,230

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	8,088,220
Series 2016A
12/01/2030	5.000%	4,000,000	4,631,880
Total			41,512,632
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2026	5.000%	1,000,000	1,179,560
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	2,029,783
09/01/2030	5.000%	2,250,000	2,665,800
Total			5,875,143
Tennessee 0.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,128,160
Texas 12.7%
Austin Convention Enterprises, Inc.
Refunding Revenue Bonds
Convention Center 1st Tier
Series 2017
01/01/2028	5.000%	1,850,000	2,190,511
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2031	5.750%	15,230,000	16,221,778
Revenue Bonds
Senior Lien
Series 2010
01/01/2020	5.750%	1,250,000	1,280,800
Series 2015A
01/01/2030	5.000%	1,550,000	1,778,051
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2031	5.000%	7,500,000	8,411,850
08/15/2032	5.000%	6,000,000	6,714,180
08/15/2034	5.000%	10,240,000	11,406,950
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,168,920
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	2,042,720
City of Houston
Refunding Revenue Bonds
Convention & Entertainment
Series 2015
09/01/2027	5.000%	1,215,000	1,383,606
09/01/2029	5.000%	1,500,000	1,700,850
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	1,129,030
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	3,009,450
Subordinated Refunding Revenue Bonds
Lien
Series 2012B
07/01/2028	5.000%	7,000,000	7,671,370
City of Houston Combined Utility System
Refunding Revenue Bonds
First Lien
Series 2016B
11/15/2034	5.000%	10,000,000	11,788,000
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	11,969,430
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/2028	5.000%	16,000,000	16,764,640
Duncanville Independent School District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Series 2005 (Permanent School Fund Guarantee)
02/15/2022	0.000%	2,000,000	1,898,400
Harris County-Houston Sports Authority
Refunding Revenue Bonds
2nd Lien
Series 2014C
11/15/2032	5.000%	500,000	559,665

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/2031	6.500%	535,000	584,819
05/15/2031	6.500%	465,000	508,301
Lower Colorado River Authority
Refunding Revenue Bonds
LCRA Transmission Services Corp.
Series 2011
05/15/2027	5.000%	11,195,000	11,876,999
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.000%	1,250,000	1,310,850
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	4,000,000	3,670,240
Series 2015A
07/01/2030	5.000%	7,800,000	7,133,568
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2027	4.250%	615,000	622,995
08/15/2037	5.000%	530,000	538,999
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,174,360
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	19,150,656
System-2nd Tier
01/01/2031	5.000%	1,415,000	1,585,366
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2024	5.750%	1,590,000	1,671,328
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project
Series 1990
10/01/2020	7.375%	3,000,000	3,228,870
Texas Transportation Commission(d)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	243,282
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Uptown Development Authority
Prerefunded 09/01/19 Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09/01/2022	5.000%	750,000	758,228
Total			163,149,062
Utah 0.2%
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,194,070
07/01/2033	5.000%	1,000,000	1,189,720
Total			2,383,790
Vermont 1.1%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	12,445,000	14,423,506
Virginia 0.2%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2026	4.250%	1,000,000	1,006,050
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,520,025
Total			2,526,075
Washington 0.6%
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	2,960,000	3,036,634
12/01/2030	5.750%	2,820,000	2,924,876
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	320,000	349,773
07/01/2035	6.750%	1,090,000	1,187,010
Total			7,498,293

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	17

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia 0.3%
West Virginia Hospital Finance Authority
Revenue Bonds
Charleston Area Medical Center, Inc.
Series 1993A Escrowed to Maturity
09/01/2023	6.500%	3,020,000	3,339,788
Wisconsin 0.5%
Public Finance Authority
Refunding Revenue Bonds
Celanese Project
Series 2016D
11/01/2030	4.050%	1,485,000	1,517,700
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,066,060
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/2031	5.000%	1,000,000	1,124,130
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/2034	5.000%	2,500,000	2,745,200
Total			6,453,090
Total Municipal Bonds (Cost $1,193,180,090)			1,262,814,355

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.981%(g)	70,568	70,568
Total Money Market Funds (Cost $70,567)		70,568
Total Investments in Securities (Cost $1,196,550,657)		1,266,184,923
Other Assets & Liabilities, Net		13,197,058
Net Assets		$1,279,381,981

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2019.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $18,229,142, which represents 1.42% of total net assets.
(d)	Zero coupon bond.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2019, the total value of these securities amounted to $88,184, which represents 0.01% of total net assets.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2019.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	3,300,000	—	3,300,000
Municipal Bonds	—	1,262,814,355	—	1,262,814,355
Money Market Funds	70,568	—	—	70,568
Total Investments in Securities	70,568	1,266,114,355	—	1,266,184,923
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	19

Statement of Assets and Liabilities
April 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,196,550,657)	$1,266,184,923
Cash	66,699
Receivable for:
Investments sold	153,675
Capital shares sold	1,796,090
Interest	16,036,831
Expense reimbursement due from Investment Manager	2,449
Prepaid expenses	2,065
Trustees’ deferred compensation plan	284,258
Other assets	31,027
Total assets	1,284,558,017
Liabilities
Payable for:
Capital shares purchased	1,012,380
Distributions to shareholders	3,348,445
Management services fees	16,479
Distribution and/or service fees	1,512
Transfer agent fees	144,178
Compensation of board members	340,602
Compensation of chief compliance officer	74
Other expenses	28,108
Trustees’ deferred compensation plan	284,258
Total liabilities	5,176,036
Net assets applicable to outstanding capital stock	$1,279,381,981
Represented by
Paid in capital	1,205,312,412
Total distributable earnings (loss)	74,069,569
Total - representing net assets applicable to outstanding capital stock	$1,279,381,981
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
April 30, 2019 (Unaudited)
Class A
Net assets	$155,712,557
Shares outstanding	14,956,356
Net asset value per share	$10.41
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.73
Advisor Class
Net assets	$5,843,730
Shares outstanding	561,706
Net asset value per share	$10.40
Class C
Net assets	$26,330,790
Shares outstanding	2,528,733
Net asset value per share	$10.41
Institutional Class
Net assets	$1,045,663,839
Shares outstanding	100,390,738
Net asset value per share	$10.42
Institutional 2 Class
Net assets	$31,461,720
Shares outstanding	3,025,425
Net asset value per share	$10.40
Institutional 3 Class
Net assets	$2,463,231
Shares outstanding	236,256
Net asset value per share	$10.43
Class V
Net assets	$11,906,114
Shares outstanding	1,143,645
Net asset value per share	$10.41
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$10.93
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	21

Statement of Operations
Six Months Ended April 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$11,523
Interest	25,354,017
Total income	25,365,540
Expenses:
Management services fees	3,095,731
Distribution and/or service fees
Class A	154,978
Class C	117,842
Class T	3
Class V	8,939
Transfer agent fees
Class A	101,091
Advisor Class	9,969
Class C	18,073
Institutional Class	707,727
Institutional 2 Class	6,205
Institutional 3 Class	121
Class T	1
Class V	7,773
Compensation of board members	8,982
Custodian fees	5,086
Printing and postage fees	14,918
Registration fees	58,979
Audit fees	16,092
Legal fees	14,099
Line of credit interest	404
Compensation of chief compliance officer	283
Other	22,603
Total expenses	4,369,899
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(403,409)
Total net expenses	3,966,490
Net investment income	21,399,050
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,128,957
Net realized gain	2,128,957
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	37,089,558
Net change in unrealized appreciation (depreciation)	37,089,558
Net realized and unrealized gain	39,218,515
Net increase in net assets resulting from operations	$60,617,565
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations
Net investment income	$21,399,050	$53,668,463
Net realized gain	2,128,957	2,260,686
Net change in unrealized appreciation (depreciation)	37,089,558	(72,641,741)
Net increase (decrease) in net assets resulting from operations	60,617,565	(16,712,592)
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,461,619)	(5,099,445)
Advisor Class	(260,968)	(594,799)
Class C	(349,706)	(875,103)
Institutional Class	(18,340,393)	(46,199,712)
Institutional 2 Class	(356,282)	(435,752)
Institutional 3 Class	(38,890)	(69,676)
Class T	(40)	(290)
Class V	(192,264)	(393,685)
Total distributions to shareholders	(22,000,162)	(53,668,462)
Decrease in net assets from capital stock activity	(229,026,325)	(418,203,979)
Total decrease in net assets	(190,408,922)	(488,585,033)
Net assets at beginning of period	1,469,790,903	1,958,375,936
Net assets at end of period	$1,279,381,981	$1,469,790,903
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	23

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2019 (Unaudited)		October 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,033,019	10,572,801	1,490,190	15,416,671
Distributions reinvested	206,735	2,129,606	431,213	4,444,392
Redemptions	(1,864,985)	(19,107,051)	(4,299,088)	(44,493,018)
Net decrease	(625,231)	(6,404,644)	(2,377,685)	(24,631,955)
Advisor Class
Subscriptions	253,147	2,567,985	602,959	6,226,496
Distributions reinvested	25,415	260,669	57,698	593,900
Redemptions	(1,730,267)	(17,805,828)	(290,708)	(2,997,538)
Net increase (decrease)	(1,451,705)	(14,977,174)	369,949	3,822,858
Class C
Subscriptions	148,077	1,516,963	147,876	1,536,944
Distributions reinvested	28,131	289,708	68,982	711,543
Redemptions	(523,990)	(5,382,703)	(1,605,253)	(16,580,207)
Net decrease	(347,782)	(3,576,032)	(1,388,395)	(14,331,720)
Institutional Class
Subscriptions	3,273,303	33,667,661	5,293,666	54,870,721
Distributions reinvested	240,559	2,479,163	523,087	5,395,202
Redemptions	(24,969,317)	(255,238,400)	(43,241,079)	(446,663,285)
Net decrease	(21,455,455)	(219,091,576)	(37,424,326)	(386,397,362)
Institutional 2 Class
Subscriptions	1,883,016	19,389,261	554,380	5,692,213
Distributions reinvested	34,493	355,746	42,341	435,437
Redemptions	(445,992)	(4,573,874)	(221,027)	(2,273,131)
Net increase	1,471,517	15,171,133	375,694	3,854,519
Institutional 3 Class
Subscriptions	140,339	1,445,852	98,449	1,022,986
Distributions reinvested	3,114	32,130	6,721	69,349
Redemptions	(88,468)	(914,517)	(100,632)	(1,034,644)
Net increase	54,985	563,465	4,538	57,691
Class T
Redemptions	(959)	(9,763)	—	—
Net decrease	(959)	(9,763)	—	—
Class V
Subscriptions	2,087	21,486	25,163	263,302
Distributions reinvested	13,681	140,929	27,818	286,601
Redemptions	(84,367)	(864,149)	(109,575)	(1,127,913)
Net decrease	(68,599)	(701,734)	(56,594)	(578,010)
Total net decrease	(22,423,229)	(229,026,325)	(40,496,819)	(418,203,979)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

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Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2019 (Unaudited)	$10.11	0.16	0.30	0.46	(0.16)	(0.00) (c)	(0.16)
Year Ended 10/31/2018	$10.54	0.31	(0.43)	(0.12)	(0.31)	—	(0.31)
Year Ended 10/31/2017	$10.71	0.31	(0.17)	0.14	(0.31)	—	(0.31)
Year Ended 10/31/2016	$10.68	0.32	0.03	0.35	(0.32)	—	(0.32)
Year Ended 10/31/2015	$10.81	0.34	(0.13)	0.21	(0.34)	—	(0.34)
Year Ended 10/31/2014	$10.54	0.36	0.27	0.63	(0.36)	—	(0.36)
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	$10.11	0.17	0.29	0.46	(0.17)	(0.00) (c)	(0.17)
Year Ended 10/31/2018	$10.53	0.33	(0.42)	(0.09)	(0.33)	—	(0.33)
Year Ended 10/31/2017	$10.71	0.33	(0.18)	0.15	(0.33)	—	(0.33)
Year Ended 10/31/2016	$10.67	0.34	0.04	0.38	(0.34)	—	(0.34)
Year Ended 10/31/2015	$10.81	0.36	(0.14)	0.22	(0.36)	—	(0.36)
Year Ended 10/31/2014	$10.53	0.38	0.27	0.65	(0.37)	—	(0.37)
Class C
Six Months Ended 4/30/2019 (Unaudited)	$10.12	0.12	0.30	0.42	(0.13)	(0.00) (c)	(0.13)
Year Ended 10/31/2018	$10.54	0.24	(0.42)	(0.18)	(0.24)	—	(0.24)
Year Ended 10/31/2017	$10.72	0.25	(0.19)	0.06	(0.24)	—	(0.24)
Year Ended 10/31/2016	$10.68	0.25	0.04	0.29	(0.25)	—	(0.25)
Year Ended 10/31/2015	$10.82	0.27	(0.14)	0.13	(0.27)	—	(0.27)
Year Ended 10/31/2014	$10.54	0.30	0.28	0.58	(0.30)	—	(0.30)
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	$10.12	0.17	0.30	0.47	(0.17)	(0.00) (c)	(0.17)
Year Ended 10/31/2018	$10.54	0.33	(0.42)	(0.09)	(0.33)	—	(0.33)
Year Ended 10/31/2017	$10.72	0.33	(0.18)	0.15	(0.33)	—	(0.33)
Year Ended 10/31/2016	$10.69	0.34	0.03	0.37	(0.34)	—	(0.34)
Year Ended 10/31/2015	$10.82	0.36	(0.13)	0.23	(0.36)	—	(0.36)
Year Ended 10/31/2014	$10.54	0.38	0.28	0.66	(0.38)	—	(0.38)
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	$10.10	0.17	0.31	0.48	(0.18)	(0.00) (c)	(0.18)
Year Ended 10/31/2018	$10.53	0.34	(0.44)	(0.10)	(0.33)	—	(0.33)
Year Ended 10/31/2017	$10.70	0.34	(0.17)	0.17	(0.34)	—	(0.34)
Year Ended 10/31/2016	$10.66	0.35	0.04	0.39	(0.35)	—	(0.35)
Year Ended 10/31/2015	$10.80	0.37	(0.14)	0.23	(0.37)	—	(0.37)
Year Ended 10/31/2014	$10.52	0.39	0.28	0.67	(0.39)	—	(0.39)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2019 (Unaudited)	—	$10.41	4.59%	0.82% (d),(e)	0.76% (d),(e)	3.09% (d)	8%	$155,713
Year Ended 10/31/2018	—	$10.11	(1.18%)	0.81% (f)	0.76% (f),(g)	2.98%	8%	$157,597
Year Ended 10/31/2017	—	$10.54	1.39%	0.84% (h)	0.77% (g),(h)	2.99%	11%	$189,260
Year Ended 10/31/2016	—	$10.71	3.28%	0.86%	0.77% (g)	2.95%	6%	$246,873
Year Ended 10/31/2015	0.00 (c)	$10.68	2.00% (i)	0.87%	0.75% (g)	3.19%	15%	$233,125
Year Ended 10/31/2014	—	$10.81	6.03%	0.87%	0.75% (g)	3.34%	9%	$220,673
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	—	$10.40	4.59%	0.62% (d),(e)	0.56% (d),(e)	3.28% (d)	8%	$5,844
Year Ended 10/31/2018	—	$10.11	(0.89%)	0.61% (f)	0.56% (f),(g)	3.18%	8%	$20,349
Year Ended 10/31/2017	—	$10.53	1.50%	0.63%	0.58% (g)	3.16%	11%	$17,306
Year Ended 10/31/2016	—	$10.71	3.58%	0.66%	0.57% (g)	3.15%	6%	$8,325
Year Ended 10/31/2015	0.00 (c)	$10.67	2.11% (i)	0.67%	0.55% (g)	3.42%	15%	$2,975
Year Ended 10/31/2014	—	$10.81	6.31%	0.67%	0.55% (g)	3.55%	9%	$336
Class C
Six Months Ended 4/30/2019 (Unaudited)	—	$10.41	4.15%	1.47% (d),(e)	1.41% (d),(e)	2.44% (d)	8%	$26,331
Year Ended 10/31/2018	—	$10.12	(1.72%)	1.46% (f)	1.41% (f),(g)	2.32%	8%	$29,097
Year Ended 10/31/2017	—	$10.54	0.64%	1.49% (h)	1.42% (g),(h)	2.34%	11%	$44,951
Year Ended 10/31/2016	—	$10.72	2.70%	1.51%	1.42% (g)	2.29%	6%	$59,746
Year Ended 10/31/2015	0.00 (c)	$10.68	1.24% (i)	1.52%	1.40% (g)	2.54%	15%	$53,774
Year Ended 10/31/2014	—	$10.82	5.60%	1.52%	1.26% (g)	2.83%	9%	$52,507
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	—	$10.42	4.70%	0.62% (d),(e)	0.56% (d),(e)	3.29% (d)	8%	$1,045,664
Year Ended 10/31/2018	—	$10.12	(0.88%)	0.61% (f)	0.56% (f),(g)	3.17%	8%	$1,232,944
Year Ended 10/31/2017	—	$10.54	1.50%	0.63% (h)	0.57% (g),(h)	3.18%	11%	$1,679,211
Year Ended 10/31/2016	—	$10.72	3.48%	0.66%	0.57% (g)	3.15%	6%	$2,087,345
Year Ended 10/31/2015	0.00 (c)	$10.69	2.20% (i)	0.67%	0.55% (g)	3.39%	15%	$1,846,198
Year Ended 10/31/2014	—	$10.82	6.34%	0.67%	0.55% (g)	3.54%	9%	$1,803,380
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	—	$10.40	4.74%	0.56% (d),(e)	0.49% (d),(e)	3.37% (d)	8%	$31,462
Year Ended 10/31/2018	—	$10.10	(0.92%)	0.55% (f)	0.50% (f)	3.25%	8%	$15,697
Year Ended 10/31/2017	—	$10.53	1.67%	0.54% (h)	0.50% (h)	3.26%	11%	$12,401
Year Ended 10/31/2016	—	$10.70	3.68%	0.53%	0.48%	3.23%	6%	$8,895
Year Ended 10/31/2015	0.00 (c)	$10.66	2.20% (i)	0.53%	0.45%	3.50%	15%	$5,106
Year Ended 10/31/2014	—	$10.80	6.44%	0.53%	0.47%	3.62%	9%	$2,088
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	27

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	$10.13	0.17	0.31	0.48	(0.18)	(0.00) (c)	(0.18)
Year Ended 10/31/2018	$10.55	0.34	(0.42)	(0.08)	(0.34)	—	(0.34)
Year Ended 10/31/2017(j)	$10.43	0.22	0.13 (k)	0.35	(0.23)	—	(0.23)
Class V
Six Months Ended 4/30/2019 (Unaudited)	$10.11	0.16	0.30	0.46	(0.16)	(0.00) (c)	(0.16)
Year Ended 10/31/2018	$10.54	0.31	(0.43)	(0.12)	(0.31)	—	(0.31)
Year Ended 10/31/2017	$10.71	0.32	(0.17)	0.15	(0.32)	—	(0.32)
Year Ended 10/31/2016	$10.68	0.33	0.02	0.35	(0.32)	—	(0.32)
Year Ended 10/31/2015	$10.81	0.35	(0.13)	0.22	(0.35)	—	(0.35)
Year Ended 10/31/2014	$10.54	0.36	0.27	0.63	(0.36)	—	(0.36)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Class C	Institutional Class	Institutional 2 Class	Class V
10/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(i)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
(j)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(k)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	—	$10.43	4.76%	0.51% (d),(e)	0.44% (d),(e)	3.41% (d)	8%	$2,463
Year Ended 10/31/2018	—	$10.13	(0.76%)	0.50% (f)	0.45% (f)	3.31%	8%	$1,836
Year Ended 10/31/2017(j)	—	$10.55	3.35%	0.51% (d)	0.47% (d)	3.25% (d)	11%	$1,865
Class V
Six Months Ended 4/30/2019 (Unaudited)	—	$10.41	4.62%	0.77% (d),(e)	0.71% (d),(e)	3.14% (d)	8%	$11,906
Year Ended 10/31/2018	—	$10.11	(1.13%)	0.76% (f)	0.71% (f),(g)	3.03%	8%	$12,260
Year Ended 10/31/2017	—	$10.54	1.44%	0.79% (h)	0.72% (g),(h)	3.03%	11%	$13,371
Year Ended 10/31/2016	—	$10.71	3.33%	0.81%	0.72% (g)	3.00%	6%	$14,060
Year Ended 10/31/2015	0.00 (c)	$10.68	2.05% (i)	0.82%	0.70% (g)	3.24%	15%	$14,263
Year Ended 10/31/2014	—	$10.81	6.09%	0.82%	0.70% (g)	3.39%	9%	$15,341
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	29

Notes to Financial Statements
April 30, 2019 (Unaudited)
Note 1. Organization
Columbia Intermediate Municipal Bond Fund (formerly known as Columbia AMT-Free Intermediate Muni Bond Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 14, 2019, Columbia AMT-Free Intermediate Muni Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class T shares were subject to a maximum front-end sales charge of 2.50% per transaction and were required to be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., were specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Class V shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which
30	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	31

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
32	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2019 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class T	0.01 (a)
Class V	0.13

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2019, no minimum account balance fees were charged by the Fund.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	33

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. The Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.65% of the average daily net assets attributable to Class C shares of the Fund. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2019, if any, are listed below:
Amount ($)
Class A	10,929
Class C	271
Class V	213
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through February 29, 2020
Class A	0.76%
Advisor Class	0.56
Class C	1.41
Institutional Class	0.56
Institutional 2 Class	0.49
Institutional 3 Class	0.44
Class V	0.71
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
34	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,196,551,000	71,215,000	(1,581,000)	69,634,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $109,755,132 and $336,398,401, respectively, for the six months ended April 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	35

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
For the six months ended April 30, 2019, the Fund’s borrowing activity was as follows:
Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
2,150,000	1.69	2
Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at April 30, 2019.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Municipal securities risk
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects. Because the Fund invests significantly in municipal securities issued by the State of California and its political sub-divisions, the Fund will be particularly affected by any such changes in or otherwise impacting California and its political sub-divisions.
Shareholder concentration risk
At April 30, 2019, one unaffiliated shareholder of record owned 69.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a
36	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019	37

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
38	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2019

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR167_10_J01_(06/19)

SemiAnnual Report
April 30, 2019
Columbia Massachusetts Intermediate Municipal Bond Fund
(formerly Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Massachusetts Intermediate Municipal Bond Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund) seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts individual income tax, as is consistent with relative stability of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2012
Anders Myhran, CFA
Portfolio Manager
Managed Fund since May 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended April 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/09/02	4.58	4.61	2.20	3.05
	Including sales charges		1.49	1.46	1.58	2.73
Advisor Class*		03/19/13	4.72	4.87	2.46	3.31
Class C	Excluding sales charges	12/09/02	4.45	4.14	1.74	2.61
	Including sales charges		3.45	3.14	1.74	2.61
Institutional Class		06/14/93	4.71	4.87	2.46	3.31
Institutional 2 Class*		03/01/16	4.84	4.92	2.50	3.33
Institutional 3 Class*		03/01/17	4.76	4.98	2.50	3.33
Class V	Excluding sales charges	06/26/00	4.63	4.71	2.30	3.15
	Including sales charges		-0.36	-0.22	1.32	2.66
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			5.25	5.91	3.09	3.99
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2019)
AAA rating	3.1
AA rating	43.0
A rating	25.8
BBB rating	24.4
BB rating	2.2
Not rated	1.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2018 — April 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,045.80	1,020.78	4.11	4.06	0.81
Advisor Class	1,000.00	1,000.00	1,047.20	1,022.02	2.84	2.81	0.56
Class C	1,000.00	1,000.00	1,044.50	1,018.55	6.39	6.31	1.26
Institutional Class	1,000.00	1,000.00	1,047.10	1,022.02	2.84	2.81	0.56
Institutional 2 Class	1,000.00	1,000.00	1,048.40	1,022.36	2.49	2.46	0.49
Institutional 3 Class	1,000.00	1,000.00	1,047.60	1,022.56	2.28	2.26	0.45
Class V	1,000.00	1,000.00	1,046.30	1,021.27	3.60	3.56	0.71
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019	5

Portfolio of Investments
April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.4%
Massachusetts Health & Educational Facilities Authority(a)
Revenue Bonds
Harvard University
Series 1999R
11/01/2049	2.050%	600,000	600,000
Massachusetts Health & Educational Facilities Authority(a),(b)
Revenue Bonds
Tufts University
Series 2012N-2 (Wells Fargo Bank)
08/15/2034	2.150%	2,500,000	2,500,000
Total			3,100,000
Total Floating Rate Notes (Cost $3,100,000)			3,100,000

Municipal Bonds 98.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.3%
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,900,000	2,178,141
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	712,944
Total			2,891,085
Assisted Living 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2027	5.125%	1,300,000	1,300,754
Charter Schools 1.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	1,942,434
International Charter School
Series 2015
04/15/2025	5.000%	500,000	542,630
04/15/2033	5.000%	1,335,000	1,439,517
Total			3,924,581
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 20.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	705,756
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,248,430
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,210,935
10/01/2036	5.000%	1,140,000	1,368,707
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	588,925
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,740,705
01/01/2034	5.000%	1,000,000	1,156,790
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,478,588
10/01/2028	5.000%	1,100,000	1,268,707
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	582,010
10/01/2035	5.000%	455,000	527,973
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	1,019,109
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,166,810
Western New England University
Series 2015
09/01/2032	5.000%	500,000	562,525
09/01/2033	5.000%	1,225,000	1,372,637
09/01/2034	5.000%	1,285,000	1,431,760
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	779,597
Worcester Polytechnic Institute
Series 2016
09/01/2034	5.000%	500,000	580,885
Series 2017
09/01/2037	5.000%	290,000	337,186
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	1,051,070
10/01/2033	5.000%	900,000	1,067,850
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,073,480
07/01/2036	4.000%	1,000,000	1,068,480
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,407,220
Merrimack College
Series 2012A
07/01/2027	5.000%	1,075,000	1,147,433
Simmons College
Series 2013J
10/01/2024	5.250%	500,000	563,970
10/01/2025	5.500%	450,000	511,668
Unrefunded Revenue Bonds
Suffolk University
Series 2009
07/01/2024	6.000%	745,000	750,297
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Brandeis Univeristy
10/01/2036	5.000%	1,535,000	1,819,006
Massachusetts Health & Educational Facilities Authority
Refunding Revenue Bonds
Berklee College of Music
Series 2007
10/01/2032	5.000%	170,000	170,493
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,564,870
Massachusetts Institute of Technology
Series 2002K
07/01/2022	5.500%	1,000,000	1,123,010
Northeastern University
Series 2008T-1
10/01/2028	5.000%	1,000,000	1,101,780
Series 2008T-2
10/01/2029	5.000%	4,045,000	4,448,246
Massachusetts State College Building Authority
Unrefunded Revenue Bonds
Series 2012A
05/01/2029	5.000%	1,510,000	1,644,737
Total			44,641,645
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 19.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Caregroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,329,354
Series 2016I
07/01/2033	5.000%	3,000,000	3,420,570
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,400,380
08/15/2034	5.000%	2,250,000	2,529,495
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	3,220,371
Series 2016
07/01/2031	5.000%	3,000,000	3,531,780
Series 2019A (AGM)
07/01/2034	5.000%	1,200,000	1,411,212
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,652,607
Series 2017
07/01/2031	5.000%	1,000,000	1,163,380
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/2028	5.000%	1,000,000	1,135,110
07/01/2034	5.000%	1,500,000	1,669,335
Berkshire Health System
Series 2012G
10/01/2026	5.000%	1,200,000	1,284,204
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,137,281
07/01/2037	5.000%	1,035,000	1,190,757
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,383,648
Milford Regional Medical Center
Series 2014F
07/15/2026	5.000%	315,000	338,581
Southcoast Health System Obligation Group
Series 2013
07/01/2027	5.000%	1,050,000	1,168,755
UMass Memorial Healthcare
Series 2011H
07/01/2026	5.125%	2,000,000	2,128,440

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,850,000	2,024,733
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2022	5.000%	1,230,000	1,240,381
Partners HealthCare System
Series 2010J-2
07/01/2022	5.000%	5,000,000	5,026,800
Total			42,387,174
Joint Power Authority 2.0%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,202,430
Massachusetts Clean Energy Cooperative Corp.
Revenue Bonds
Municipal Lighting Plant Cooperative
Series 2013
07/01/2027	5.000%	2,720,000	3,081,026
Total			4,283,456
Multi-Family 1.7%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,375,481
10/01/2034	5.000%	2,000,000	2,220,540
Total			3,596,021
Other Bond Issue 7.7%
Boston Housing Authority
Revenue Bonds
Capital Fund Program
Series 2008 (AGM)
04/01/2020	5.000%	2,120,000	2,126,105
04/01/2023	5.000%	1,855,000	1,860,231
04/01/2024	5.000%	3,240,000	3,249,137
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,167,710
05/01/2031	5.000%	1,000,000	1,155,270
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017 (BAM)
05/01/2034	5.000%	500,000	590,425
05/01/2035	5.000%	500,000	589,280
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	3,007,725
04/01/2035	5.000%	2,350,000	2,819,436
Total			16,565,319
Prep School 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,179,693
Refunded / Escrowed 10.1%
Berkshire Wind Power Cooperative Corp.
Prerefunded 01/01/20 Revenue Bonds
Series 2010-1
07/01/2024	5.250%	3,785,000	3,877,581
07/01/2025	5.000%	2,000,000	2,045,620
Massachusetts Development Finance Agency
Prerefunded 07/01/20 Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2030	6.375%	2,465,000	2,589,532
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,845,000	2,043,467
Prerefunded 10/01/19 Revenue Bonds
Brandeis University
Series 2010O-2
10/01/2024	5.000%	5,000,000	5,070,400
Massachusetts State College Building Authority
Prerefunded 05/01/22 Revenue Bonds
State Intercept
Series 2012A
05/01/2029	5.000%	1,490,000	1,633,547
Massachusetts State College Building Authority(d)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,276,480
Puerto Rico Highway & Transportation Authority(e)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	1,075,000	1,191,336
Total			21,727,963

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 2.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,403,787
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	999,785
10/01/2039	5.000%	250,000	277,840
Massachusetts Development Finance Agency(f)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,498,410
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,595,895
Total			5,775,717
Sales Tax 8.6%
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,335,380
07/01/2032	0.000%	5,105,000	3,544,453
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005B (NPFGC)
07/01/2023	5.500%	2,890,000	3,342,603
Series 2006A
07/01/2022	5.250%	3,500,000	3,894,415
Series 2008B
07/01/2023	5.000%	910,000	1,034,260
Massachusetts School Building Authority
Revenue Bonds
Series 2011B
10/15/2027	5.000%	4,000,000	4,308,000
Total			18,459,111
Special Property Tax 2.0%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2025	5.000%	3,210,000	3,427,317
07/01/2027	5.000%	775,000	826,104
Total			4,253,421
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 0.7%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/2021	6.000%	1,345,000	1,408,255
State General Obligation 8.2%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/2030	5.000%	3,000,000	3,609,690
Limited General Obligation Refunding Bonds
Series 2003D (NPFGC)
10/01/2020	5.500%	2,500,000	2,636,450
Series 2004B
08/01/2020	5.250%	3,000,000	3,135,360
Series 2006B (AGM)
09/01/2022	5.250%	2,000,000	2,235,440
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	5,000,000	6,017,100
Total			17,634,040
Student Loan 2.2%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/2022	5.500%	4,625,000	4,742,938
Turnpike / Bridge / Toll Road 2.2%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Revenue Bonds
Series 2010B
01/01/2022	5.000%	2,180,000	2,228,265
01/01/2032	5.000%	2,400,000	2,449,440
Total			4,677,705
Water & Sewer 5.5%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM / TCRS)
08/01/2023	5.250%	5,500,000	6,328,520
Series 2012B
08/01/2028	5.000%	5,000,000	5,508,250
Total			11,836,770
Total Municipal Bonds (Cost $201,464,033)			211,285,648

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.981%(g)	46,297	46,297
Total Money Market Funds (Cost $46,297)		46,297
Total Investments in Securities (Cost: $204,610,330)		214,431,945
Other Assets & Liabilities, Net		368,011
Net Assets		214,799,956
Notes to Portfolio of Investments
(a)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2019.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a security purchased on a when-issued basis.
(d)	Zero coupon bond.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2019, the total value of these securities amounted to $1,191,336, which represents 0.55% of total net assets.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $3,094,305, which represents 1.44% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	3,100,000	—	3,100,000
Municipal Bonds	—	211,285,648	—	211,285,648
Money Market Funds	46,297	—	—	46,297
Total Investments in Securities	46,297	214,385,648	—	214,431,945
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019	11

Statement of Assets and Liabilities
April 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $204,610,330)	$214,431,945
Cash	206,031
Receivable for:
Capital shares sold	194,169
Interest	2,355,863
Expense reimbursement due from Investment Manager	583
Prepaid expenses	281
Trustees’ deferred compensation plan	73,121
Other assets	4,393
Total assets	217,266,386
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,757,744
Capital shares purchased	62,121
Distributions to shareholders	529,749
Management services fees	2,763
Distribution and/or service fees	291
Transfer agent fees	23,355
Compensation of chief compliance officer	8
Other expenses	17,278
Trustees’ deferred compensation plan	73,121
Total liabilities	2,466,430
Net assets applicable to outstanding capital stock	$214,799,956
Represented by
Paid in capital	204,935,851
Total distributable earnings (loss)	9,864,105
Total - representing net assets applicable to outstanding capital stock	$214,799,956
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
April 30, 2019 (Unaudited)
Class A
Net assets	$19,520,623
Shares outstanding	1,865,920
Net asset value per share	$10.46
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.78
Advisor Class
Net assets	$3,002,031
Shares outstanding	287,194
Net asset value per share	$10.45
Class C
Net assets	$4,771,386
Shares outstanding	456,229
Net asset value per share	$10.46
Institutional Class
Net assets	$170,863,506
Shares outstanding	16,332,552
Net asset value per share	$10.46
Institutional 2 Class
Net assets	$396,528
Shares outstanding	37,837
Net asset value per share	$10.48
Institutional 3 Class
Net assets	$112,749
Shares outstanding	10,725
Net asset value per share	$10.51
Class V
Net assets	$16,133,133
Shares outstanding	1,542,155
Net asset value per share	$10.46
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$10.98
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019	13

Statement of Operations
Six Months Ended April 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,717
Interest	3,792,681
Total income	3,795,398
Expenses:
Management services fees	489,506
Distribution and/or service fees
Class A	23,623
Class C	26,871
Class V	11,848
Transfer agent fees
Class A	12,609
Advisor Class	1,817
Class C	3,581
Institutional Class	110,295
Institutional 2 Class	32
Institutional 3 Class	11
Class V	10,537
Compensation of board members	8,248
Custodian fees	1,362
Printing and postage fees	5,863
Registration fees	10,350
Audit fees	16,013
Legal fees	2,152
Compensation of chief compliance officer	42
Other	6,966
Total expenses	741,726
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(97,897)
Fees waived by distributor
Class C	(8,061)
Total net expenses	635,768
Net investment income	3,159,630
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	23,141
Net realized gain	23,141
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	6,535,410
Net change in unrealized appreciation (depreciation)	6,535,410
Net realized and unrealized gain	6,558,551
Net increase in net assets resulting from operations	$9,718,181
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations
Net investment income	$3,159,630	$6,688,021
Net realized gain	23,141	582,828
Net change in unrealized appreciation (depreciation)	6,535,410	(9,999,853)
Net increase (decrease) in net assets resulting from operations	9,718,181	(2,729,004)
Distributions to shareholders
Net investment income and net realized gains
Class A	(318,640)	(558,316)
Advisor Class	(49,366)	(106,828)
Class C	(79,992)	(172,616)
Institutional Class	(2,989,553)	(5,891,505)
Institutional 2 Class	(1,576)	(934)
Institutional 3 Class	(2,042)	(3,609)
Class V	(274,509)	(523,157)
Total distributions to shareholders	(3,715,678)	(7,256,965)
Decrease in net assets from capital stock activity	(858,661)	(27,093,837)
Total increase (decrease) in net assets	5,143,842	(37,079,806)
Net assets at beginning of period	209,656,114	246,735,920
Net assets at end of period	$214,799,956	$209,656,114
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2019 (Unaudited)		October 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	237,842	2,462,421	500,349	5,213,200
Distributions reinvested	28,293	292,095	47,911	496,982
Redemptions	(273,679)	(2,823,586)	(418,129)	(4,355,849)
Net increase (decrease)	(7,544)	(69,070)	130,131	1,354,333
Advisor Class
Subscriptions	69,799	719,158	87,025	910,046
Distributions reinvested	4,767	49,194	10,267	106,519
Redemptions	(40,143)	(413,025)	(174,557)	(1,805,001)
Net increase (decrease)	34,423	355,327	(77,265)	(788,436)
Class C
Subscriptions	38,426	394,889	53,992	560,075
Distributions reinvested	6,627	68,347	14,868	154,359
Redemptions	(157,546)	(1,629,824)	(203,772)	(2,115,397)
Net decrease	(112,493)	(1,166,588)	(134,912)	(1,400,963)
Institutional Class
Subscriptions	1,666,488	17,196,297	1,588,845	16,553,186
Distributions reinvested	21,048	217,295	42,231	438,449
Redemptions	(1,712,050)	(17,599,515)	(4,034,022)	(41,913,720)
Net decrease	(24,514)	(185,923)	(2,402,946)	(24,922,085)
Institutional 2 Class
Subscriptions	33,720	352,716	9,882	102,486
Distributions reinvested	135	1,404	61	626
Redemptions	(19)	(202)	(6,849)	(70,019)
Net increase	33,836	353,918	3,094	33,093
Institutional 3 Class
Distributions reinvested	179	1,860	315	3,281
Redemptions	(22)	(228)	(36)	(368)
Net increase	157	1,632	279	2,913
Class V
Subscriptions	24,912	259,226	28,728	298,059
Distributions reinvested	12,950	133,680	25,076	260,262
Redemptions	(52,315)	(540,863)	(186,147)	(1,931,013)
Net decrease	(14,453)	(147,957)	(132,343)	(1,372,692)
Total net decrease	(90,588)	(858,661)	(2,613,962)	(27,093,837)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019

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Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2019 (Unaudited)	$10.17	0.15	0.31	0.46	(0.14)	(0.03)	(0.17)
Year Ended 10/31/2018	$10.62	0.28	(0.42)	(0.14)	(0.28)	(0.03)	(0.31)
Year Ended 10/31/2017	$10.88	0.29	(0.19)	0.10	(0.29)	(0.07)	(0.36)
Year Ended 10/31/2016	$10.93	0.31	(0.05)	0.26	(0.31)	(0.00) (f)	(0.31)
Year Ended 10/31/2015	$11.01	0.32	(0.08)	0.24	(0.32)	—	(0.32)
Year Ended 10/31/2014	$10.84	0.33	0.17	0.50	(0.33)	—	(0.33)
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	$10.16	0.16	0.32	0.48	(0.16)	(0.03)	(0.19)
Year Ended 10/31/2018	$10.61	0.31	(0.43)	(0.12)	(0.30)	(0.03)	(0.33)
Year Ended 10/31/2017	$10.87	0.32	(0.20)	0.12	(0.31)	(0.07)	(0.38)
Year Ended 10/31/2016	$10.92	0.33	(0.05)	0.28	(0.33)	(0.00) (f)	(0.33)
Year Ended 10/31/2015	$11.01	0.35	(0.09)	0.26	(0.35)	—	(0.35)
Year Ended 10/31/2014	$10.83	0.35	0.18	0.53	(0.35)	—	(0.35)
Class C
Six Months Ended 4/30/2019 (Unaudited)	$10.16	0.12	0.33	0.45	(0.12)	(0.03)	(0.15)
Year Ended 10/31/2018	$10.62	0.24	(0.44)	(0.20)	(0.23)	(0.03)	(0.26)
Year Ended 10/31/2017	$10.88	0.24	(0.19)	0.05	(0.24)	(0.07)	(0.31)
Year Ended 10/31/2016	$10.93	0.26	(0.05)	0.21	(0.26)	(0.00) (f)	(0.26)
Year Ended 10/31/2015	$11.01	0.27	(0.08)	0.19	(0.27)	—	(0.27)
Year Ended 10/31/2014	$10.84	0.28	0.17	0.45	(0.28)	—	(0.28)
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	$10.17	0.16	0.32	0.48	(0.16)	(0.03)	(0.19)
Year Ended 10/31/2018	$10.62	0.31	(0.43)	(0.12)	(0.30)	(0.03)	(0.33)
Year Ended 10/31/2017	$10.88	0.32	(0.20)	0.12	(0.31)	(0.07)	(0.38)
Year Ended 10/31/2016	$10.93	0.33	(0.05)	0.28	(0.33)	(0.00) (f)	(0.33)
Year Ended 10/31/2015	$11.02	0.35	(0.09)	0.26	(0.35)	—	(0.35)
Year Ended 10/31/2014	$10.84	0.35	0.18	0.53	(0.35)	—	(0.35)
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	$10.18	0.16	0.33	0.49	(0.16)	(0.03)	(0.19)
Year Ended 10/31/2018	$10.64	0.31	(0.43)	(0.12)	(0.31)	(0.03)	(0.34)
Year Ended 10/31/2017	$10.90	0.32	(0.19)	0.13	(0.32)	(0.07)	(0.39)
Year Ended 10/31/2016(g)	$11.03	0.23	(0.13)	0.10	(0.23)	—	(0.23)
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	$10.22	0.16	0.32	0.48	(0.16)	(0.03)	(0.19)
Year Ended 10/31/2018	$10.67	0.32	(0.42)	(0.10)	(0.32)	(0.03)	(0.35)
Year Ended 10/31/2017(h)	$10.56	0.22	0.11 (i)	0.33	(0.22)	—	(0.22)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2019 (Unaudited)	$10.46	4.58%	0.90% (c)	0.81% (c)	2.84% (c)	6%	$19,521
Year Ended 10/31/2018	$10.17	(1.36%)	0.90%	0.81% (d)	2.72%	13%	$19,046
Year Ended 10/31/2017	$10.62	0.95%	0.90% (e)	0.78% (d),(e)	2.74%	5%	$18,512
Year Ended 10/31/2016	$10.88	2.34%	0.96%	0.81% (d)	2.77%	16%	$27,398
Year Ended 10/31/2015	$10.93	2.21%	0.97%	0.81% (d)	2.93%	8%	$23,583
Year Ended 10/31/2014	$11.01	4.65%	0.96%	0.81% (d)	2.99%	3%	$22,540
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	$10.45	4.72%	0.65% (c)	0.56% (c)	3.09% (c)	6%	$3,002
Year Ended 10/31/2018	$10.16	(1.12%)	0.65%	0.56% (d)	2.97%	13%	$2,568
Year Ended 10/31/2017	$10.61	1.20%	0.66% (e)	0.54% (d),(e)	2.98%	5%	$3,502
Year Ended 10/31/2016	$10.87	2.60%	0.71%	0.56% (d)	3.02%	16%	$3,804
Year Ended 10/31/2015	$10.92	2.38%	0.72%	0.56% (d)	3.19%	8%	$2,959
Year Ended 10/31/2014	$11.01	5.01%	0.71%	0.56% (d)	3.26%	3%	$122
Class C
Six Months Ended 4/30/2019 (Unaudited)	$10.46	4.45%	1.65% (c)	1.26% (c)	2.38% (c)	6%	$4,771
Year Ended 10/31/2018	$10.16	(1.90%)	1.65%	1.26% (d)	2.27%	13%	$5,780
Year Ended 10/31/2017	$10.62	0.50%	1.66% (e)	1.24% (d),(e)	2.29%	5%	$7,470
Year Ended 10/31/2016	$10.88	1.88%	1.71%	1.26% (d)	2.32%	16%	$10,315
Year Ended 10/31/2015	$10.93	1.76%	1.72%	1.26% (d)	2.48%	8%	$9,790
Year Ended 10/31/2014	$11.01	4.20%	1.71%	1.24% (d)	2.56%	3%	$10,366
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	$10.46	4.71%	0.65% (c)	0.56% (c)	3.09% (c)	6%	$170,864
Year Ended 10/31/2018	$10.17	(1.11%)	0.65%	0.56% (d)	2.97%	13%	$166,289
Year Ended 10/31/2017	$10.62	1.20%	0.66% (e)	0.54% (d),(e)	2.98%	5%	$199,199
Year Ended 10/31/2016	$10.88	2.60%	0.71%	0.56% (d)	3.03%	16%	$235,472
Year Ended 10/31/2015	$10.93	2.38%	0.72%	0.56% (d)	3.18%	8%	$235,129
Year Ended 10/31/2014	$11.02	5.00%	0.71%	0.56% (d)	3.24%	3%	$240,304
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	$10.48	4.84%	0.60% (c)	0.49% (c)	3.21% (c)	6%	$397
Year Ended 10/31/2018	$10.18	(1.15%)	0.57%	0.50%	3.01%	13%	$41
Year Ended 10/31/2017	$10.64	1.28%	0.56% (e)	0.47% (e)	3.05%	5%	$10
Year Ended 10/31/2016(g)	$10.90	0.86%	0.59% (c)	0.47% (c)	3.07% (c)	16%	$10
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	$10.51	4.76%	0.54% (c)	0.45% (c)	3.20% (c)	6%	$113
Year Ended 10/31/2018	$10.22	(0.99%)	0.54%	0.45%	3.08%	13%	$108
Year Ended 10/31/2017(h)	$10.67	3.10%	0.55% (c)	0.45% (c)	3.21% (c)	5%	$110
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class V
Six Months Ended 4/30/2019 (Unaudited)	$10.17	0.15	0.32	0.47	(0.15)	(0.03)	(0.18)
Year Ended 10/31/2018	$10.62	0.29	(0.42)	(0.13)	(0.29)	(0.03)	(0.32)
Year Ended 10/31/2017	$10.88	0.30	(0.19)	0.11	(0.30)	(0.07)	(0.37)
Year Ended 10/31/2016	$10.93	0.32	(0.05)	0.27	(0.32)	(0.00) (f)	(0.32)
Year Ended 10/31/2015	$11.02	0.33	(0.09)	0.24	(0.33)	—	(0.33)
Year Ended 10/31/2014	$10.84	0.34	0.18	0.52	(0.34)	—	(0.34)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Class V
10/31/2017	0.03%	0.02%	0.02%	0.02%	0.02%	0.02%

(f)	Rounds to zero.
(g)	Institutional 2 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class V
Six Months Ended 4/30/2019 (Unaudited)	$10.46	4.63%	0.80% (c)	0.71% (c)	2.94% (c)	6%	$16,133
Year Ended 10/31/2018	$10.17	(1.26%)	0.80%	0.71% (d)	2.82%	13%	$15,825
Year Ended 10/31/2017	$10.62	1.05%	0.81% (e)	0.69% (d),(e)	2.83%	5%	$17,934
Year Ended 10/31/2016	$10.88	2.45%	0.86%	0.71% (d)	2.88%	16%	$18,697
Year Ended 10/31/2015	$10.93	2.22%	0.87%	0.71% (d)	3.03%	8%	$19,185
Year Ended 10/31/2014	$11.02	4.85%	0.86%	0.71% (d)	3.10%	3%	$21,345
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019	21

Notes to Financial Statements
April 30, 2019 (Unaudited)
Note 1. Organization
Columbia Massachusetts Intermediate Municipal Bond Fund (formerly known as Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 14, 2019, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class V shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
22	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
24	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2019 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class V	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2019, no minimum account balance fees were charged by the Fund.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2019, if any, are listed below:
Amount ($)
Class A	1,270
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2019 through February 29, 2020	Prior to March 1, 2019
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.56	1.56
Institutional Class	0.56	0.56
Institutional 2 Class	0.49	0.50
Institutional 3 Class	0.44	0.45
Class V	0.71	0.71
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
26	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
204,610,000	9,822,000	—	9,822,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $13,042,285 and $11,468,301, respectively, for the six months ended April 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended April 30, 2019.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2019, one unaffiliated shareholder of record owned 77.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
28	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019	29

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
30	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2019

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Massachusetts Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR191_10_J01_(06/19)

SemiAnnual Report
April 30, 2019
Columbia Strategic New York Municipal Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Strategic New York Municipal Income Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Strategic New York Municipal Income Fund (the Fund) seeks total return, with a focus on income exempt from federal income tax and New York individual income tax and capital appreciation.
Portfolio management
Douglas White, CFA
Lead Portfolio Manager
Managed Fund since December 2018
Catherine Stienstra
Portfolio Manager
Managed Fund since 2010
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended April 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/26/86	5.30	5.24	3.56	4.98
	Including sales charges		2.14	2.15	2.93	4.67
Advisor Class*		03/19/13	5.43	5.51	3.82	5.14
Class C	Excluding sales charges	08/01/97	5.21	4.77	3.10	4.51
	Including sales charges		4.21	3.77	3.10	4.51
Institutional Class*		09/01/11	5.57	5.51	3.85	5.18
Institutional 2 Class*		11/08/12	5.59	5.53	3.85	5.17
Institutional 3 Class*		03/01/17	5.46	5.56	3.70	5.05
Bloomberg Barclays New York Municipal Bond Index			5.66	6.00	3.48	4.38
Bloomberg Barclays Municipal Bond Index			5.68	6.16	3.56	4.55
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays New York Municipal Bond Index is a subset of the Barclays Municipal Bond Index consisting solely of bonds issued by obligors located in the state of New York.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2019)
AAA rating	3.7
AA rating	36.7
A rating	36.6
BBB rating	15.1
BB rating	1.7
Not rated	6.2
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2018 — April 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,053.00	1,020.83	4.07	4.01	0.80
Advisor Class	1,000.00	1,000.00	1,054.30	1,022.07	2.80	2.76	0.55
Class C	1,000.00	1,000.00	1,052.10	1,018.60	6.36	6.26	1.25
Institutional Class	1,000.00	1,000.00	1,055.70	1,022.07	2.80	2.76	0.55
Institutional 2 Class	1,000.00	1,000.00	1,055.90	1,022.12	2.75	2.71	0.54
Institutional 3 Class	1,000.00	1,000.00	1,054.60	1,022.36	2.50	2.46	0.49
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019	5

Portfolio of Investments
April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.2%
New York City Transitional Finance Authority(a),(b),(c)
Subordinated Revenue Bonds
Future Tax Secured
Series 2016 (JPMorgan Chase Bank)
02/01/2045	2.300%	300,000	300,000
Total Floating Rate Notes (Cost $300,000)			300,000

Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 4.3%
New York City Industrial Development Agency(d)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A AMT
07/01/2028	5.000%	2,000,000	2,147,080
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
American Airlines, Inc.
Series 2016 AMT
08/01/2031	5.000%	1,500,000	1,572,480
Revenue Bonds
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2036	5.000%	2,000,000	2,311,400
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2042	6.000%	2,000,000	2,116,640
Total			8,147,600
Airport 1.9%
New York Transportation Development Corp.(d)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	3,000,000	3,063,840
Niagara Frontier Transportation Authority
Refunding Revenue Bonds
Buffalo Niagara International Airport
Series 2019 AMT
04/01/2039	5.000%	525,000	608,003
Total			3,671,843
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 1.5%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence
Series 2013
04/01/2033	5.000%	1,000,000	1,057,390
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,470,015
Build NYC Resource Corp.(a)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	258,550
Total			2,785,955
Health Services 0.9%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,685,505
Higher Education 7.9%
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2043	5.000%	1,000,000	1,114,130
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	784,830
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2033	5.000%	230,000	269,341
07/01/2034	5.000%	500,000	584,025
New York State Dormitory Authority
Refunding Revenue Bonds
Fordham University
Series 2017
07/01/2035	4.000%	1,000,000	1,081,850
New School
Series 2015A
07/01/2050	5.000%	1,500,000	1,668,840
Pratt Institute
Series 2015A
07/01/2044	5.000%	1,000,000	1,110,790
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. John’s University
Series 2015A
07/01/2037	5.000%	1,000,000	1,138,260
Teacher’s College
Series 2017
07/01/2033	4.000%	500,000	542,965
Revenue Bonds
Columbia University
10/01/2047	5.000%	1,000,000	1,423,500
Manhattan Marymount College
Series 2009
07/01/2029	5.250%	1,500,000	1,508,055
New York University
Series 2019A
07/01/2042	5.000%	1,000,000	1,213,170
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,465,750
State University Dormitory Facilities
Series 2011A
07/01/2031	5.000%	1,000,000	1,065,500
Total			14,971,006
Hospital 12.5%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2040	5.000%	1,000,000	1,124,880
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2029	5.000%	225,000	253,411
07/01/2030	5.000%	180,000	201,798
Dutchess County Local Development Corp.
Revenue Bonds
Series 2014A
07/01/2044	5.000%	1,000,000	1,097,700
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Rochester General Hospital
Series 2013A
12/01/2032	5.000%	1,350,000	1,465,951
University of Rochester Project
Series 2017
07/01/2037	4.000%	500,000	542,350
Revenue Bonds
Unity Hospital-Rochester Project
Series 2010 (FHA)
08/15/2035	5.750%	2,000,000	2,145,940
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services-Long Island
Series 2014
07/01/2032	5.000%	750,000	825,728
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2040	4.000%	350,000	370,664
07/01/2041	5.000%	695,000	817,869
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2047	4.000%	500,000	533,370
Montefiore Obligation Group
Series 2018
08/01/2035	5.000%	350,000	406,714
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,246,240
NYU Hospitals Center
Series 2014
07/01/2036	5.000%	1,000,000	1,119,040
Series 2016
07/01/2040	4.000%	1,000,000	1,052,740
Revenue Bonds
Mount Sinai Hospital
Series 2010A
07/01/2026	5.000%	2,275,000	2,356,718
Series 2011A
07/01/2041	5.000%	2,000,000	2,115,260
Unrefunded Revenue Bonds
University of Rochester
Series 2009
07/01/2039	5.125%	130,000	130,702
New York State Dormitory Authority(a)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	452,252
Suffolk County Economic Development Corp.
Unrefunded Revenue Bonds
Catholic Health Services
Series 2011
07/01/2028	5.000%	2,990,000	3,189,852
Westchester County Healthcare Corp.
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	205,000	217,310

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	1,007,900
Total			23,674,389
Human Service Provider 0.5%
Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project
Series 2010
10/01/2030	6.000%	900,000	918,378
Independent Power 0.3%
Suffolk County Industrial Development Agency(d)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/2023	5.500%	520,000	520,218
Local Appropriation 0.6%
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,108,160
Local General Obligation 8.2%
City of New York
Unlimited General Obligation Bonds
Series 2016B1
12/01/2032	5.000%	500,000	595,380
Series 2017B-1
10/01/2041	4.000%	1,000,000	1,078,760
Subordinated Series 2018F-1
04/01/2043	5.000%	4,000,000	4,708,400
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/2031	5.000%	500,000	571,250
City of Poughkeepsie(e)
Limited General Obligation Refunding Bonds
Series 2019
06/01/2031	5.000%	600,000	659,418
City of Syracuse(d)
Unlimited General Obligation Bonds
Airport Terminal Security Access Improvement
Series 2011 AMT
11/01/2036	5.000%	1,750,000	1,846,670
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2015A
09/15/2028	5.000%	275,000	322,641
County of Nassau
Limited General Obligation Bonds
General Improvement
Series 2018B (AGM)
07/01/2034	5.000%	2,000,000	2,393,020
Series 2017B
04/01/2037	5.000%	2,000,000	2,316,480
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2038	5.000%	1,000,000	1,132,300
Total			15,624,319
Multi-Family 6.4%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2045	5.000%	500,000	580,420
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/2025	4.500%	165,000	166,629
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	2,035,440
New York City Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,500,000	1,551,765
11/01/2049	3.650%	1,000,000	1,009,900
Revenue Bonds
Series 2018K
11/01/2048	4.000%	1,000,000	1,028,280
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	762,690
Series 2019D
11/01/2044	3.700%	1,000,000	1,026,220
Green Bond
Series 2017H
11/01/2047	3.650%	1,360,000	1,381,529

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	547,808
Onondaga Civic Development Corp.
Revenue Bonds
Upstate Properties Development, Inc.
Series 2011
12/01/2041	5.250%	1,945,000	2,106,785
Total			12,197,466
Municipal Power 4.4%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,108,800
Series 2016B
09/01/2036	5.000%	1,000,000	1,164,940
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2045	5.000%	1,380,000	1,556,088
General
Series 2017
09/01/2047	5.000%	1,000,000	1,157,470
Series 2012A
09/01/2037	5.000%	2,000,000	2,166,340
Series 2018
09/01/2038	5.000%	1,000,000	1,192,900
Total			8,346,538
Other Industrial Development Bond 0.2%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	344,461
Pool / Bond Bank 1.1%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,206
New York State Environmental Facilities Corp.
Revenue Bonds
Series 2009A
06/15/2034	5.000%	2,000,000	2,007,580
Total			2,022,786
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 7.7%
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
193rd Series 2015 AMT
10/15/2035	5.000%	3,135,000	3,597,193
Consolidated 186th
Series 2014 AMT
10/15/2044	5.000%	1,000,000	1,115,370
Series 2018-207 AMT
09/15/2043	4.000%	1,500,000	1,595,520
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consol-211th
Series 2018
09/01/2043	4.000%	3,000,000	3,255,210
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	2,000,000	2,360,160
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,683,800
Total			14,607,253
Prep School 1.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	571,300
06/01/2035	5.000%	700,000	797,111
New York State Dormitory Authority
Revenue Bonds
Convent-Sacred Heart
Series 2011 (AGM)
11/01/2035	5.625%	750,000	804,458
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	564,775
Total			2,737,644
Recreation 2.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	1,006,560

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	535,270
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/2024	5.000%	500,000	501,210
Pilot-Yankee Stadium
Series 2009 (AGM)
03/01/2049	7.000%	250,000	251,250
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/2041	5.000%	2,000,000	2,265,460
Total			4,559,750
Refunded / Escrowed 1.5%
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	1,000,000	1,097,370
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C
11/01/2037	6.125%	1,645,000	1,754,935
Total			2,852,305
Resource Recovery 1.1%
Build NYC Resource Corp.(a),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014 AMT
01/01/2035	5.000%	750,000	809,002
Jefferson County Industrial Development Agency(a),(d)
Revenue Bonds
Green Bonds
Series 2014 AMT
01/01/2024	5.250%	1,280,000	1,251,482
Total			2,060,484
Retirement Communities 3.6%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	851,265
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/2029	5.000%	1,000,000	1,005,560
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing Southold
Series 2010
12/01/2040	6.000%	1,225,000	1,284,584
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,772,323
Ulster County Capital Resource Corp.(a)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	495,595
09/15/2053	5.250%	1,000,000	981,200
Westchester County Local Development Corp.
Refunding Revenue Bonds
Miriam Osborn Memorial Home Association Project
Series 2019
07/01/2042	5.000%	450,000	509,355
Total			6,899,882
Sales Tax 2.5%
Nassau County Interim Finance Authority
Unrefunded Revenue Bonds
Sales Tax Secured
Series 2009
11/15/2024	5.000%	15,000	15,040
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2018E
03/15/2048	5.000%	4,000,000	4,731,840
Total			4,746,880
Single Family 1.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	500,000	513,145
Series 2019-218 AMT
04/01/2033	3.600%	1,000,000	1,025,870
04/01/2038	3.850%	500,000	512,990
Total			2,052,005

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 5.8%
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,640,450
New York City Transitional Finance Authority
Refunded Revenue Bonds
Future Tax Secured
Subordinated Series 2012B
11/01/2030	5.000%	500,000	552,560
Revenue Bonds
Future Tax Secured
Subordinated Series 2019
11/01/2037	4.000%	2,000,000	2,218,600
New York City Transitional Finance Authority Building Aid
Refunding Revenue Bonds
Subordinated Series 2018S-3A
07/15/2037	5.000%	2,000,000	2,395,660
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2045	5.000%	1,500,000	1,716,225
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2018A
03/15/2038	5.250%	2,000,000	2,448,180
Total			10,971,675
Special Property Tax 0.6%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	1,053,910
State Appropriated 1.6%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2032	5.250%	1,000,000	1,065,480
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/2020	6.000%	2,000,000	2,056,280
Total			3,121,760
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Student Loan 0.0%
State of New York Mortgage Agency
Revenue Bonds
New York State Higher Education Finance
Series 2009
11/01/2026	4.750%	75,000	75,809
Tobacco 3.3%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,040,870
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	2,038,120
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,228,060
Total			6,307,050
Transportation 7.3%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2035	5.000%	1,330,000	1,569,799
11/15/2042	4.000%	2,000,000	2,127,440
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2041	5.000%	1,000,000	1,134,220
Series 2005B (AMBAC)
11/15/2023	5.250%	1,250,000	1,431,875
Series 2016-C-1
11/15/2056	5.250%	2,000,000	2,308,780
Transportation
Series 2014B
11/15/2044	5.000%	2,000,000	2,204,300
Series 2015B
11/15/2040	5.000%	1,675,000	1,877,474
Transportation Program
Subordinated Series 2015A-1
11/15/2045	5.000%	1,000,000	1,119,130
Total			13,773,018

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 3.5%
New York State Thruway Authority
Revenue Bonds
General
Series 2012I
01/01/2032	5.000%	2,000,000	2,156,100
Series 2014J
01/01/2041	5.000%	3,000,000	3,346,170
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
General Purpose
Series 2016A
11/15/2041	5.000%	1,000,000	1,160,450
Total			6,662,720
Water & Sewer 4.6%
New York City Water & Sewer System
Revenue Bonds
2nd General Resolution
Series 2009
06/15/2040	5.250%	430,000	431,875
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017
06/15/2048	5.000%	4,000,000	4,659,480
Series 2019DD-1
06/15/2049	5.000%	2,000,000	2,361,300
Unrefunded Revenue Bonds
2nd General Resolution
Series 2009
06/15/2040	5.250%	70,000	70,288
Niagara Falls Public Water Authority
Revenue Bonds
Series 2013A
07/15/2029	5.000%	1,000,000	1,113,360
Total			8,636,303
Total Municipal Bonds (Cost $179,082,079)			187,137,072

Total Investments in Securities (Cost: $179,382,079)	187,437,072
Other Assets & Liabilities, Net	2,128,592
Net Assets	189,565,664

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $4,548,081, which represents 2.40% of total net assets.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2019.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	300,000	—	300,000
Municipal Bonds	—	187,137,072	—	187,137,072
Total Investments in Securities	—	187,437,072	—	187,437,072
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019	13

Statement of Assets and Liabilities
April 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $179,382,079)	$187,437,072
Cash	294,512
Receivable for:
Capital shares sold	589,795
Interest	2,534,544
Expense reimbursement due from Investment Manager	327
Prepaid expenses	259
Trustees’ deferred compensation plan	63,381
Other assets	570
Total assets	190,920,460
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	658,122
Capital shares purchased	128,241
Distributions to shareholders	468,435
Management services fees	2,435
Distribution and/or service fees	1,168
Transfer agent fees	11,473
Compensation of chief compliance officer	7
Other expenses	21,534
Trustees’ deferred compensation plan	63,381
Total liabilities	1,354,796
Net assets applicable to outstanding capital stock	$189,565,664
Represented by
Paid in capital	180,209,474
Total distributable earnings (loss)	9,356,190
Total - representing net assets applicable to outstanding capital stock	$189,565,664
Class A
Net assets	$113,811,443
Shares outstanding	15,391,707
Net asset value per share	$7.39
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$7.62
Advisor Class
Net assets	$5,371,217
Shares outstanding	727,357
Net asset value per share	$7.38
Class C
Net assets	$20,372,441
Shares outstanding	2,756,332
Net asset value per share	$7.39
Institutional Class
Net assets	$45,297,459
Shares outstanding	6,131,055
Net asset value per share	$7.39
Institutional 2 Class
Net assets	$4,065,493
Shares outstanding	551,585
Net asset value per share	$7.37
Institutional 3 Class
Net assets	$647,611
Shares outstanding	87,598
Net asset value per share	$7.39
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended April 30, 2019 (Unaudited)
Net investment income
Income:
Interest	$3,769,085
Total income	3,769,085
Expenses:
Management services fees	439,879
Distribution and/or service fees
Class A	143,833
Class C	100,922
Transfer agent fees
Class A	46,770
Advisor Class	1,897
Class C	8,209
Institutional Class	17,428
Institutional 2 Class	1,275
Institutional 3 Class	17
Compensation of board members	8,122
Custodian fees	1,511
Printing and postage fees	9,742
Registration fees	6,757
Audit fees	16,013
Legal fees	1,963
Compensation of chief compliance officer	38
Other	6,594
Total expenses	810,970
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(51,817)
Fees waived by distributor
Class C	(30,277)
Total net expenses	728,876
Net investment income	3,040,209
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,196,544
Futures contracts	(30,497)
Net realized gain	1,166,047
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	5,738,080
Net change in unrealized appreciation (depreciation)	5,738,080
Net realized and unrealized gain	6,904,127
Net increase in net assets resulting from operations	$9,944,336
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019	15

Statement of Changes in Net Assets
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations
Net investment income	$3,040,209	$6,727,851
Net realized gain (loss)	1,166,047	(273,735)
Net change in unrealized appreciation (depreciation)	5,738,080	(8,679,902)
Net increase (decrease) in net assets resulting from operations	9,944,336	(2,225,786)
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,842,306)	(4,359,826)
Advisor Class	(80,183)	(109,543)
Class C	(277,437)	(747,829)
Institutional Class	(738,584)	(1,637,193)
Institutional 2 Class	(75,061)	(206,972)
Institutional 3 Class	(2,906)	(1,882)
Total distributions to shareholders	(3,016,477)	(7,063,245)
Decrease in net assets from capital stock activity	(10,484,261)	(15,539,756)
Total decrease in net assets	(3,556,402)	(24,828,787)
Net assets at beginning of period	193,122,066	217,950,853
Net assets at end of period	$189,565,664	$193,122,066
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2019 (Unaudited)		October 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	755,567	5,454,676	1,582,248	11,573,639
Distributions reinvested	209,379	1,521,995	504,382	3,684,212
Redemptions	(2,497,797)	(18,037,794)	(3,220,692)	(23,454,278)
Net decrease	(1,532,851)	(11,061,123)	(1,134,062)	(8,196,427)
Advisor Class
Subscriptions	183,546	1,330,073	401,623	2,897,414
Distributions reinvested	11,013	80,011	15,003	109,176
Redemptions	(144,440)	(1,033,108)	(77,745)	(561,276)
Net increase	50,119	376,976	338,881	2,445,314
Class C
Subscriptions	180,417	1,310,073	372,683	2,737,145
Distributions reinvested	29,516	214,491	81,291	593,922
Redemptions	(416,931)	(3,007,671)	(1,245,308)	(9,100,400)
Net decrease	(206,998)	(1,483,107)	(791,334)	(5,769,333)
Institutional Class
Subscriptions	1,362,178	9,817,697	1,422,612	10,435,943
Distributions reinvested	70,473	512,008	160,810	1,173,330
Redemptions	(1,068,624)	(7,697,203)	(2,027,015)	(14,770,385)
Net increase (decrease)	364,027	2,632,502	(443,593)	(3,161,112)
Institutional 2 Class
Subscriptions	113,799	811,323	143,450	1,035,951
Distributions reinvested	10,342	74,890	28,380	206,606
Redemptions	(340,640)	(2,438,571)	(278,338)	(2,035,721)
Net decrease	(216,499)	(1,552,358)	(106,508)	(793,164)
Institutional 3 Class
Subscriptions	81,952	600,470	2,594	18,688
Distributions reinvested	373	2,734	203	1,493
Redemptions	(12)	(355)	(11,616)	(85,215)
Net increase (decrease)	82,313	602,849	(8,819)	(65,034)
Total net decrease	(1,459,889)	(10,484,261)	(2,145,435)	(15,539,756)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2019 (Unaudited)	$7.13	0.12	0.26	0.38	(0.12)	—	(0.12)
Year Ended 10/31/2018	$7.45	0.23	(0.30)	(0.07)	(0.24)	(0.01)	(0.25)
Year Ended 10/31/2017	$7.58	0.24	(0.13)	0.11	(0.23)	(0.01)	(0.24)
Year Ended 10/31/2016	$7.50	0.24	0.10	0.34	(0.24)	(0.02)	(0.26)
Year Ended 10/31/2015	$7.51	0.27	(0.01)	0.26	(0.27)	—	(0.27)
Year Ended 10/31/2014	$7.21	0.27	0.35	0.62	(0.27)	(0.05)	(0.32)
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	$7.12	0.12	0.26	0.38	(0.12)	—	(0.12)
Year Ended 10/31/2018	$7.44	0.25	(0.31)	(0.06)	(0.25)	(0.01)	(0.26)
Year Ended 10/31/2017	$7.57	0.26	(0.13)	0.13	(0.25)	(0.01)	(0.26)
Year Ended 10/31/2016	$7.49	0.25	0.11	0.36	(0.26)	(0.02)	(0.28)
Year Ended 10/31/2015	$7.50	0.29	(0.02)	0.27	(0.28)	—	(0.28)
Year Ended 10/31/2014	$7.20	0.29	0.35	0.64	(0.29)	(0.05)	(0.34)
Class C
Six Months Ended 4/30/2019 (Unaudited)	$7.12	0.10	0.27	0.37	(0.10)	—	(0.10)
Year Ended 10/31/2018	$7.45	0.20	(0.32)	(0.12)	(0.20)	(0.01)	(0.21)
Year Ended 10/31/2017	$7.58	0.20	(0.12)	0.08	(0.20)	(0.01)	(0.21)
Year Ended 10/31/2016	$7.50	0.21	0.09	0.30	(0.20)	(0.02)	(0.22)
Year Ended 10/31/2015	$7.51	0.24	(0.02)	0.22	(0.23)	—	(0.23)
Year Ended 10/31/2014	$7.21	0.24	0.35	0.59	(0.24)	(0.05)	(0.29)
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	$7.12	0.12	0.27	0.39	(0.12)	—	(0.12)
Year Ended 10/31/2018	$7.45	0.25	(0.32)	(0.07)	(0.25)	(0.01)	(0.26)
Year Ended 10/31/2017	$7.58	0.26	(0.13)	0.13	(0.25)	(0.01)	(0.26)
Year Ended 10/31/2016	$7.50	0.26	0.10	0.36	(0.26)	(0.02)	(0.28)
Year Ended 10/31/2015	$7.51	0.29	(0.02)	0.27	(0.28)	—	(0.28)
Year Ended 10/31/2014	$7.21	0.29	0.35	0.64	(0.29)	(0.05)	(0.34)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2019 (Unaudited)	$7.39	5.30%	0.86% (c)	0.80% (c)	3.23% (c)	25%	$113,811
Year Ended 10/31/2018	$7.13	(1.02%)	0.85%	0.80% (d)	3.21%	19%	$120,625
Year Ended 10/31/2017	$7.45	1.59%	0.85%	0.79% (d)	3.21%	7%	$134,602
Year Ended 10/31/2016	$7.58	4.53%	0.91%	0.80% (d)	3.17%	9%	$179,419
Year Ended 10/31/2015	$7.50	3.46%	0.92%	0.78% (d)	3.60%	11%	$147,143
Year Ended 10/31/2014	$7.51	8.80%	0.92%	0.78% (d)	3.73%	11%	$147,024
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	$7.38	5.43%	0.61% (c)	0.55% (c)	3.47% (c)	25%	$5,371
Year Ended 10/31/2018	$7.12	(0.78%)	0.60%	0.55% (d)	3.48%	19%	$4,821
Year Ended 10/31/2017	$7.44	1.84%	0.59%	0.55% (d)	3.46%	7%	$2,518
Year Ended 10/31/2016	$7.57	4.80%	0.66%	0.56% (d)	3.32%	9%	$291
Year Ended 10/31/2015	$7.49	3.72%	0.67%	0.53% (d)	3.86%	11%	$41
Year Ended 10/31/2014	$7.50	9.09%	0.65%	0.53% (d)	3.95%	11%	$10
Class C
Six Months Ended 4/30/2019 (Unaudited)	$7.39	5.21%	1.61% (c)	1.25% (c)	2.78% (c)	25%	$20,372
Year Ended 10/31/2018	$7.12	(1.60%)	1.60%	1.25% (d)	2.76%	19%	$21,111
Year Ended 10/31/2017	$7.45	1.13%	1.60%	1.24% (d)	2.76%	7%	$27,972
Year Ended 10/31/2016	$7.58	4.07%	1.66%	1.25% (d)	2.69%	9%	$30,350
Year Ended 10/31/2015	$7.50	3.00%	1.67%	1.23% (d)	3.15%	11%	$19,165
Year Ended 10/31/2014	$7.51	8.32%	1.66%	1.23% (d)	3.28%	11%	$16,578
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	$7.39	5.57%	0.61% (c)	0.55% (c)	3.48% (c)	25%	$45,297
Year Ended 10/31/2018	$7.12	(0.91%)	0.60%	0.55% (d)	3.46%	19%	$41,072
Year Ended 10/31/2017	$7.45	1.84%	0.60%	0.55% (d)	3.48%	7%	$46,257
Year Ended 10/31/2016	$7.58	4.79%	0.66%	0.55% (d)	3.40%	9%	$25,827
Year Ended 10/31/2015	$7.50	3.72%	0.67%	0.53% (d)	3.85%	11%	$17,088
Year Ended 10/31/2014	$7.51	9.07%	0.67%	0.53% (d)	3.98%	11%	$13,961
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	$7.10	0.13	0.26	0.39	(0.12)	—	(0.12)
Year Ended 10/31/2018	$7.43	0.25	(0.32)	(0.07)	(0.25)	(0.01)	(0.26)
Year Ended 10/31/2017	$7.55	0.26	(0.12)	0.14	(0.25)	(0.01)	(0.26)
Year Ended 10/31/2016	$7.48	0.25	0.10	0.35	(0.26)	(0.02)	(0.28)
Year Ended 10/31/2015	$7.49	0.29	(0.01)	0.28	(0.29)	—	(0.29)
Year Ended 10/31/2014	$7.20	0.29	0.34	0.63	(0.29)	(0.05)	(0.34)
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	$7.13	0.12	0.27	0.39	(0.13)	—	(0.13)
Year Ended 10/31/2018	$7.45	0.26	(0.31)	(0.05)	(0.26)	(0.01)	(0.27)
Year Ended 10/31/2017(e)	$7.33	0.17	0.12 (f)	0.29	(0.17)	—	(0.17)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	$7.37	5.59%	0.58% (c)	0.54% (c)	3.49% (c)	25%	$4,065
Year Ended 10/31/2018	$7.10	(0.91%)	0.58%	0.54%	3.46%	19%	$5,457
Year Ended 10/31/2017	$7.43	1.98%	0.59%	0.54%	3.46%	7%	$6,497
Year Ended 10/31/2016	$7.55	4.71%	0.60%	0.51%	3.33%	9%	$390
Year Ended 10/31/2015	$7.48	3.76%	0.58%	0.49%	3.89%	11%	$10
Year Ended 10/31/2014	$7.49	8.98%	0.62%	0.49%	4.13%	11%	$10
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	$7.39	5.46%	0.55% (c)	0.49% (c)	3.49% (c)	25%	$648
Year Ended 10/31/2018	$7.13	(0.72%)	0.54%	0.50%	3.49%	19%	$38
Year Ended 10/31/2017(e)	$7.45	4.00%	0.54% (c)	0.50% (c)	3.62% (c)	7%	$105
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019	21

Notes to Financial Statements
April 30, 2019 (Unaudited)
Note 1. Organization
Columbia Strategic New York Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
22	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(30,497)
24	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	812,191

*	Based on the ending daily outstanding amounts for the six months ended April 30, 2019.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2019 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
26	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.02
The Fund and certain other affiliated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent. The lease and the Guaranty expired on January 31, 2019.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2019, if any, are listed below:
Amount ($)
Class A	23,127
Class C	1,367
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2019 through February 29, 2020	Prior to March 1, 2019
Class A	0.80%	0.80%
Advisor Class	0.55	0.55
Class C	1.55	1.55
Institutional Class	0.55	0.55
Institutional 2 Class	0.53	0.54
Institutional 3 Class	0.49	0.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
179,382,000	8,260,000	(205,000)	8,055,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
28	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $46,425,338 and $56,147,228, respectively, for the six months ended April 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended April 30, 2019.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2019, one unaffiliated shareholder of record owned 14.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 23.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
30	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019	31

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
32	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2019

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Columbia Strategic New York Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR205_10_J01_(06/19)

SemiAnnual Report
April 30, 2019
Columbia New York Intermediate Municipal Bond Fund
(formerly Columbia AMT-Free New York Intermediate Muni Bond Fund)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia New York Intermediate Municipal Bond Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia New York Intermediate Municipal Bond Fund (the Fund) seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York individual income tax, as is consistent with relative stability of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2012
Anders Myhran, CFA
Portfolio Manager
Managed Fund since May 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended April 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	4.95	5.02	2.49	3.30
	Including sales charges		1.84	1.86	1.87	2.98
Advisor Class*		03/19/13	4.99	5.29	2.73	3.55
Class C	Excluding sales charges	11/25/02	4.71	4.55	2.03	2.86
	Including sales charges		3.71	3.55	2.03	2.86
Institutional Class		12/31/91	5.07	5.28	2.74	3.56
Institutional 2 Class*		03/01/16	5.11	5.44	2.78	3.57
Institutional 3 Class*		03/01/17	5.12	5.39	2.78	3.57
Class V	Excluding sales charges	12/31/91	5.00	5.12	2.59	3.40
	Including sales charges		0.02	0.12	1.60	2.90
Bloomberg Barclays New York 3-15 Year Blend Municipal Bond Index			5.28	5.76	3.00	3.87
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			5.25	5.91	3.09	3.99
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Institutional Class shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays New York 3-15 Year Blend Municipal Bond Index tracks investment grade bonds from the state of New York and its municipalities.
The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2019)
AAA rating	8.5
AA rating	33.8
A rating	49.1
BBB rating	4.9
Not rated	3.7
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2018 — April 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,049.50	1,021.08	3.81	3.76	0.75
Advisor Class	1,000.00	1,000.00	1,049.90	1,022.32	2.54	2.51	0.50
Class C	1,000.00	1,000.00	1,047.10	1,018.84	6.09	6.01	1.20
Institutional Class	1,000.00	1,000.00	1,050.70	1,022.32	2.54	2.51	0.50
Institutional 2 Class	1,000.00	1,000.00	1,051.10	1,022.66	2.19	2.16	0.43
Institutional 3 Class	1,000.00	1,000.00	1,051.20	1,022.86	1.98	1.96	0.39
Class V	1,000.00	1,000.00	1,050.00	1,021.57	3.30	3.26	0.65
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019	5

Portfolio of Investments
April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 2.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.7%
New York City Transitional Finance Authority(a),(b),(c)
Subordinated Revenue Bonds
Future Tax Secured
Series 2016 (JPMorgan Chase Bank)
02/01/2045	2.300%	2,250,000	2,250,000
New York City Transitional Finance Authority Future Tax Secured(b),(c)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	2.300%	2,200,000	2,200,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	2.300%	1,200,000	1,200,000
Total			5,650,000
Total Floating Rate Notes (Cost $5,650,000)			5,650,000

Municipal Bonds 95.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 1.0%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2023	5.000%	1,780,000	1,787,174
Build NYC Resource Corp.(a)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	409,777
Total			2,196,951
Disposal 0.4%
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/2020	5.000%	870,000	897,283
Health Services 2.3%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	3,400,000	3,934,956
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Mount Sinai School of Medicine
Series 2010A
07/01/2021	5.000%	1,000,000	1,035,920
Total			4,970,876
Higher Education 10.3%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Services
Series 2014
12/01/2031	5.000%	500,000	557,750
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2029	5.000%	225,000	258,138
06/01/2030	5.000%	300,000	342,735
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	468,636
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	197,188
07/01/2034	5.000%	200,000	238,222
07/01/2035	5.000%	200,000	237,690
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	258,469
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	592,255
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,169,390
Series 2018
07/01/2031	5.000%	170,000	207,703
07/01/2032	5.000%	210,000	255,423
07/01/2033	5.000%	205,000	248,341
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2024	5.000%	600,000	659,430
09/01/2025	5.000%	300,000	329,613
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hempstead Town Local Development Corp.
Revenue Bonds
Hofstra University Project
Series 2013
07/01/2028	5.000%	1,170,000	1,301,906
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	817,593
New School
Series 2015A
07/01/2029	5.000%	450,000	520,583
Pratt Institute
Series 2015A
07/01/2034	5.000%	2,000,000	2,246,080
St. John’s University
Series 2015A
07/01/2030	5.000%	2,340,000	2,718,401
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	211,586
07/01/2030	5.000%	150,000	179,967
Revenue Bonds
Cornell University
Series 2009A
07/01/2025	5.000%	1,000,000	1,005,650
Culinary Institute of America
Series 2012
07/01/2028	5.000%	500,000	543,605
New York University
Series 1998A (NPFGC)
07/01/2020	5.750%	2,000,000	2,096,940
Series 2019A
07/01/2037	5.000%	2,000,000	2,456,280
Rochester Institute of Technology
Series 2010
07/01/2021	5.000%	1,000,000	1,037,090
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
07/01/2034	5.000%	575,000	689,551
Total			21,846,215
Hospital 11.8%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2027	5.000%	400,000	468,108
07/01/2028	5.000%	360,000	418,835
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2028	5.000%	150,000	169,251
07/01/2029	5.000%	175,000	197,097
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/2024	5.000%	1,085,000	1,228,860
12/01/2025	5.000%	1,115,000	1,260,742
12/01/2027	5.000%	1,225,000	1,378,835
Dutchess County Local Development Corp.
Revenue Bonds
Series 2014A
07/01/2034	5.000%	300,000	334,329
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	527,792
07/01/2026	5.000%	350,000	409,399
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,405,841
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,152,540
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,376,212
07/01/2033	5.000%	675,000	741,683
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2035	5.000%	300,000	356,619
07/01/2036	5.000%	1,000,000	1,188,260
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,100,180
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,428,130
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,139,830
07/01/2031	5.000%	1,000,000	1,134,590

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/2027	5.000%	500,000	542,660
Mount Sinai Hospital
Series 2010A
07/01/2026	5.000%	1,725,000	1,786,962
Series 2011A
07/01/2031	5.000%	2,000,000	2,124,860
New York State Dormitory Authority(a)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,152,420
Total			25,024,035
Local General Obligation 12.8%
City of New York
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/2030	5.000%	1,500,000	1,717,530
Unlimited General Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,344,580
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/2023	5.000%	405,000	457,496
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,144,580
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	2,151,094
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,567,460
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/2028	5.000%	1,375,000	1,582,378
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2012A
04/01/2025	5.000%	500,000	545,050
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,350,220
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,671,226
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	912,255
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	567,685
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,376,745
Revenue Bonds
School Districts Building Financing Program
Series 2018
10/01/2032	5.000%	2,000,000	2,383,900
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed
Series 2013
03/15/2028	5.000%	2,180,000	2,307,552
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/2023	5.000%	1,850,000	2,083,285
Total			27,163,036
Multi-Family 2.4%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	891,542
10/01/2029	5.000%	1,290,000	1,566,860
New York State Dormitory Authority
Revenue Bonds
Residential Institution for Children
Series 2008A-1
06/01/2033	5.000%	1,700,000	1,704,505
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	490,476
05/01/2031	5.000%	400,000	462,260
Total			5,115,643

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 5.6%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2034	5.000%	2,000,000	2,257,100
Series 2016B
09/01/2027	5.000%	1,000,000	1,210,850
09/01/2030	5.000%	2,750,000	3,273,545
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	883,674
General
Series 2017
09/01/2035	5.000%	1,200,000	1,425,780
Series 2011A
05/01/2021	5.000%	1,000,000	1,066,160
Series 2012B
09/01/2026	5.000%	1,510,000	1,652,967
Total			11,770,076
Other Bond Issue 1.9%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2029	5.000%	545,000	634,233
07/01/2031	5.000%	715,000	826,604
New York Liberty Development Corp.
Refunding Revenue Bonds
4 World Trade Center Project
Series 2011
11/15/2031	5.000%	2,350,000	2,536,167
Total			3,997,004
Pool / Bond Bank 1.7%
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2012B
10/01/2026	5.000%	3,000,000	3,331,260
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2022	5.000%	180,000	182,421
Total			3,513,681
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 5.5%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consol-211th
Series 2018
09/01/2038	4.000%	1,400,000	1,535,590
Consolidated 184th
Series 2014
09/01/2030	5.000%	2,000,000	2,315,520
Series 2018-209
07/15/2034	5.000%	2,500,000	3,056,950
Series 2018-211
09/01/2036	5.000%	1,000,000	1,219,810
Revenue Bonds
Consolidated 161st
Series 2009
10/15/2031	5.000%	3,390,000	3,442,850
Total			11,570,720
Prep School 1.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/2026	5.000%	475,000	557,992
07/01/2027	5.000%	600,000	692,472
Series 2015
06/01/2026	5.000%	225,000	261,254
06/01/2028	5.000%	250,000	288,908
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2034	5.000%	450,000	510,921
01/01/2035	5.000%	590,000	668,175
Total			2,979,722
Recreation 0.5%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	492,685
Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	535,270
Total			1,027,955

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 11.2%
Elizabeth Forward School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2020	0.000%	2,210,000	2,158,507
Metropolitan Transportation Authority
Prerefunded 11/15/20 Revenue Bonds
Transportation
Series 2010D
11/15/2028	5.250%	3,000,000	3,170,670
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,541,800
New York State Dormitory Authority
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/2027	5.500%	4,000,000	4,025,520
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center
Series 2011A
07/01/2023	5.125%	1,000,000	1,041,180
Prerefunded 07/01/22 Revenue Bonds
St. John’s University
Series 2012A
07/01/2027	5.000%	470,000	519,101
New York State Dormitory Authority(d)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,357,862
Puerto Rico Highway & Transportation Authority(e)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	355,000	393,418
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	2,000,000	2,194,740
Series 2011A
01/01/2025	5.000%	3,000,000	3,274,770
Total			23,677,568
Retirement Communities 2.7%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	851,265
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	601,519
11/15/2030	5.000%	650,000	708,097
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/2026	5.000%	740,000	744,114
07/01/2027	5.000%	700,000	703,892
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,093,510
07/01/2034	5.000%	1,000,000	1,076,710
Total			5,779,107
Single Family 0.5%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	1,000,000	1,024,900
Special Non Property Tax 10.0%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,406,020
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,211,700
Future Tax Secured
Subordinated Series 2019
11/01/2034	5.000%	3,500,000	4,304,160
Subordinated Revenue Bonds
Future Tax Secured
Series 2016E-1
02/01/2032	5.000%	3,000,000	3,523,710
Unrefunded Revenue Bonds
Future Tax Secured
Series 2009
05/01/2027	5.000%	3,525,000	3,534,659
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	4,894,436

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,241,200
Total			21,115,885
Special Property Tax 0.6%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,197,130
State Appropriated 2.7%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2030	5.250%	1,440,000	1,538,683
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/2024	5.000%	3,000,000	3,016,740
Revenue Bonds
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2021	5.500%	1,000,000	1,077,820
Total			5,633,243
Tobacco 2.5%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	3,000,000	3,004,050
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,291,980
Total			5,296,030
Transportation 4.1%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	3,111,548
Revenue Bonds
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	877,733
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,476,190
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,115,100
Total			8,580,571
Turnpike / Bridge / Toll Road 3.4%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	2,159,154
01/01/2032	5.000%	1,000,000	1,153,100
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,162,400
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2018-B
11/15/2031	5.000%	2,000,000	2,620,740
Total			7,095,394
Water & Sewer 0.6%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	820,575
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/2027	5.000%	145,000	168,786
04/01/2028	5.000%	175,000	203,129
Total			1,192,490
Total Municipal Bonds (Cost $194,018,044)			202,665,515

Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.981%(f)	246,760	246,760
Total Money Market Funds (Cost $246,760)		246,760
Total Investments in Securities (Cost: $199,914,804)		208,562,275
Other Assets & Liabilities, Net		2,819,489
Net Assets		211,381,764

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $3,812,197, which represents 1.80% of total net assets.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2019.
(d)	Zero coupon bond.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2019, the total value of these securities amounted to $393,418, which represents 0.19% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at April 30, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	5,650,000	—	5,650,000
Municipal Bonds	—	202,665,515	—	202,665,515
Money Market Funds	246,760	—	—	246,760
Total Investments in Securities	246,760	208,315,515	—	208,562,275
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019	13

Statement of Assets and Liabilities
April 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $199,914,804)	$208,562,275
Cash	426,804
Receivable for:
Capital shares sold	363,260
Interest	2,638,900
Expense reimbursement due from Investment Manager	904
Prepaid expenses	271
Trustees’ deferred compensation plan	63,542
Other assets	1,742
Total assets	212,057,698
Liabilities
Payable for:
Capital shares purchased	91,169
Distributions to shareholders	477,604
Management services fees	2,719
Distribution and/or service fees	362
Transfer agent fees	22,355
Compensation of chief compliance officer	6
Other expenses	18,177
Trustees’ deferred compensation plan	63,542
Total liabilities	675,934
Net assets applicable to outstanding capital stock	$211,381,764
Represented by
Paid in capital	202,535,967
Total distributable earnings (loss)	8,845,797
Total - representing net assets applicable to outstanding capital stock	$211,381,764
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
April 30, 2019 (Unaudited)
Class A
Net assets	$16,537,672
Shares outstanding	1,393,482
Net asset value per share	$11.87
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.24
Advisor Class
Net assets	$747,637
Shares outstanding	63,080
Net asset value per share	$11.85
Class C
Net assets	$11,716,965
Shares outstanding	987,233
Net asset value per share	$11.87
Institutional Class
Net assets	$172,483,301
Shares outstanding	14,535,376
Net asset value per share	$11.87
Institutional 2 Class
Net assets	$3,625,987
Shares outstanding	305,051
Net asset value per share	$11.89
Institutional 3 Class
Net assets	$573,421
Shares outstanding	48,145
Net asset value per share	$11.91
Class V
Net assets	$5,696,781
Shares outstanding	480,076
Net asset value per share	$11.87
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$12.46
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019	15

Statement of Operations
Six Months Ended April 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,655
Interest	3,451,105
Total income	3,453,760
Expenses:
Management services fees	476,362
Distribution and/or service fees
Class A	18,927
Class C	59,625
Class V	4,524
Transfer agent fees
Class A	10,112
Advisor Class	468
Class C	7,955
Institutional Class	110,540
Institutional 2 Class	863
Institutional 3 Class	41
Class V	4,020
Compensation of board members	8,210
Custodian fees	1,470
Printing and postage fees	6,174
Registration fees	4,748
Audit fees	16,013
Legal fees	2,093
Compensation of chief compliance officer	40
Other	6,897
Total expenses	739,082
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(150,448)
Fees waived by distributor
Class C	(17,888)
Total net expenses	570,746
Net investment income	2,883,014
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	83,825
Net realized gain	83,825
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	6,990,931
Net change in unrealized appreciation (depreciation)	6,990,931
Net realized and unrealized gain	7,074,756
Net increase in net assets resulting from operations	$9,957,770
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations
Net investment income	$2,883,014	$6,371,471
Net realized gain (loss)	83,825	(82,669)
Net change in unrealized appreciation (depreciation)	6,990,931	(8,370,025)
Net increase (decrease) in net assets resulting from operations	9,957,770	(2,081,223)
Distributions to shareholders
Net investment income and net realized gains
Class A	(201,287)	(388,647)
Advisor Class	(10,161)	(26,733)
Class C	(131,476)	(335,326)
Institutional Class	(2,408,295)	(5,518,167)
Institutional 2 Class	(42,319)	(19,190)
Institutional 3 Class	(6,204)	(8,229)
Class V	(83,272)	(178,337)
Total distributions to shareholders	(2,883,014)	(6,474,629)
Increase (decrease) in net assets from capital stock activity	293,271	(25,643,434)
Total increase (decrease) in net assets	7,368,027	(34,199,286)
Net assets at beginning of period	204,013,737	238,213,023
Net assets at end of period	$211,381,764	$204,013,737
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2019 (Unaudited)		October 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	350,127	4,080,263	230,487	2,690,117
Distributions reinvested	13,151	154,287	27,393	319,852
Redemptions	(136,089)	(1,590,451)	(404,634)	(4,725,256)
Net increase (decrease)	227,189	2,644,099	(146,754)	(1,715,287)
Advisor Class
Subscriptions	53,147	619,495	2,541	29,685
Distributions reinvested	856	10,021	2,265	26,442
Redemptions	(56,024)	(650,737)	(48,686)	(574,797)
Net decrease	(2,021)	(21,221)	(43,880)	(518,670)
Class C
Subscriptions	37,495	439,097	75,041	879,147
Distributions reinvested	8,051	94,379	20,448	238,805
Redemptions	(148,011)	(1,725,841)	(434,385)	(5,083,670)
Net decrease	(102,465)	(1,192,365)	(338,896)	(3,965,718)
Institutional Class
Subscriptions	2,072,337	24,253,560	1,810,245	21,218,988
Distributions reinvested	33,288	390,337	79,239	924,811
Redemptions	(2,374,776)	(27,618,832)	(3,642,882)	(42,524,949)
Net decrease	(269,151)	(2,974,935)	(1,753,398)	(20,381,150)
Institutional 2 Class
Subscriptions	198,307	2,311,424	128,380	1,498,623
Distributions reinvested	3,582	42,177	1,625	18,896
Redemptions	(25,067)	(292,290)	(19,799)	(230,492)
Net increase	176,822	2,061,311	110,206	1,287,027
Institutional 3 Class
Subscriptions	35,505	415,801	1,603	18,748
Distributions reinvested	335	3,949	675	7,921
Redemptions	(4,195)	(49,159)	(13,778)	(161,824)
Net increase (decrease)	31,645	370,591	(11,500)	(135,155)
Class V
Subscriptions	1,087	12,750	3,445	40,226
Distributions reinvested	4,193	49,169	8,891	103,770
Redemptions	(55,453)	(656,128)	(30,715)	(358,477)
Net decrease	(50,173)	(594,209)	(18,379)	(214,481)
Total net increase (decrease)	11,846	293,271	(2,202,601)	(25,643,434)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019

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Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2019 (Unaudited)	$11.46	0.15	0.41	0.56	(0.15)	—	(0.15)
Year Ended 10/31/2018	$11.91	0.31	(0.44)	(0.13)	(0.31)	(0.01)	(0.32)
Year Ended 10/31/2017	$12.09	0.32	(0.18)	0.14	(0.32)	(0.00) (e)	(0.32)
Year Ended 10/31/2016	$12.11	0.34	(0.02)	0.32	(0.34)	—	(0.34)
Year Ended 10/31/2015	$12.21	0.36	(0.10)	0.26	(0.36)	—	(0.36)
Year Ended 10/31/2014	$12.00	0.38	0.21	0.59	(0.38)	—	(0.38)
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	$11.45	0.17	0.40	0.57	(0.17)	—	(0.17)
Year Ended 10/31/2018	$11.90	0.34	(0.44)	(0.10)	(0.34)	(0.01)	(0.35)
Year Ended 10/31/2017	$12.08	0.35	(0.18)	0.17	(0.35)	(0.00) (e)	(0.35)
Year Ended 10/31/2016	$12.10	0.37	(0.02)	0.35	(0.37)	—	(0.37)
Year Ended 10/31/2015	$12.19	0.39	(0.09)	0.30	(0.39)	—	(0.39)
Year Ended 10/31/2014	$11.99	0.41	0.20	0.61	(0.41)	—	(0.41)
Class C
Six Months Ended 4/30/2019 (Unaudited)	$11.46	0.13	0.41	0.54	(0.13)	—	(0.13)
Year Ended 10/31/2018	$11.91	0.26	(0.44)	(0.18)	(0.26)	(0.01)	(0.27)
Year Ended 10/31/2017	$12.09	0.27	(0.18)	0.09	(0.27)	(0.00) (e)	(0.27)
Year Ended 10/31/2016	$12.11	0.28	(0.02)	0.26	(0.28)	—	(0.28)
Year Ended 10/31/2015	$12.20	0.30	(0.09)	0.21	(0.30)	—	(0.30)
Year Ended 10/31/2014	$12.00	0.33	0.20	0.53	(0.33)	—	(0.33)
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	$11.46	0.17	0.41	0.58	(0.17)	—	(0.17)
Year Ended 10/31/2018	$11.91	0.34	(0.44)	(0.10)	(0.34)	(0.01)	(0.35)
Year Ended 10/31/2017	$12.09	0.35	(0.18)	0.17	(0.35)	(0.00) (e)	(0.35)
Year Ended 10/31/2016	$12.11	0.37	(0.02)	0.35	(0.37)	—	(0.37)
Year Ended 10/31/2015	$12.20	0.39	(0.09)	0.30	(0.39)	—	(0.39)
Year Ended 10/31/2014	$11.99	0.41	0.21	0.62	(0.41)	—	(0.41)
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	$11.48	0.17	0.41	0.58	(0.17)	—	(0.17)
Year Ended 10/31/2018	$11.93	0.35	(0.44)	(0.09)	(0.35)	(0.01)	(0.36)
Year Ended 10/31/2017	$12.11	0.36	(0.18)	0.18	(0.36)	(0.00) (e)	(0.36)
Year Ended 10/31/2016(g)	$12.23	0.25	(0.12)	0.13	(0.25)	—	(0.25)
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	$11.50	0.17	0.42	0.59	(0.18)	—	(0.18)
Year Ended 10/31/2018	$11.95	0.36	(0.45)	(0.09)	(0.35)	(0.01)	(0.36)
Year Ended 10/31/2017(h)	$11.81	0.24	0.14 (i)	0.38	(0.24)	—	(0.24)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2019 (Unaudited)	$11.87	4.95%	0.90% (c)	0.75% (c)	2.66% (c)	14%	$16,538
Year Ended 10/31/2018	$11.46	(1.11%)	0.89%	0.75% (d)	2.68%	15%	$13,368
Year Ended 10/31/2017	$11.91	1.24%	0.91% (f)	0.74% (d),(f)	2.70%	9%	$15,639
Year Ended 10/31/2016	$12.09	2.63%	0.95%	0.75% (d)	2.76%	13%	$29,857
Year Ended 10/31/2015	$12.11	2.15%	0.96%	0.75% (d)	2.95%	12%	$33,348
Year Ended 10/31/2014	$12.21	5.01%	0.96%	0.75% (d)	3.17%	14%	$19,873
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	$11.85	4.99%	0.65% (c)	0.50% (c)	2.90% (c)	14%	$748
Year Ended 10/31/2018	$11.45	(0.87%)	0.64%	0.50% (d)	2.91%	15%	$745
Year Ended 10/31/2017	$11.90	1.49%	0.66% (f)	0.49% (d),(f)	2.96%	9%	$1,296
Year Ended 10/31/2016	$12.08	2.89%	0.71%	0.50% (d)	3.00%	13%	$1,611
Year Ended 10/31/2015	$12.10	2.49%	0.72%	0.50% (d)	3.20%	12%	$682
Year Ended 10/31/2014	$12.19	5.19%	0.72%	0.50% (d)	3.39%	14%	$477
Class C
Six Months Ended 4/30/2019 (Unaudited)	$11.87	4.71%	1.65% (c)	1.20% (c)	2.21% (c)	14%	$11,717
Year Ended 10/31/2018	$11.46	(1.56%)	1.64%	1.20% (d)	2.23%	15%	$12,491
Year Ended 10/31/2017	$11.91	0.78%	1.66% (f)	1.19% (d),(f)	2.25%	9%	$17,015
Year Ended 10/31/2016	$12.09	2.17%	1.71%	1.20% (d)	2.31%	13%	$24,011
Year Ended 10/31/2015	$12.11	1.77%	1.71%	1.20% (d)	2.50%	12%	$19,817
Year Ended 10/31/2014	$12.20	4.47%	1.71%	1.18% (d)	2.74%	14%	$18,833
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	$11.87	5.07%	0.65% (c)	0.50% (c)	2.91% (c)	14%	$172,483
Year Ended 10/31/2018	$11.46	(0.87%)	0.64%	0.50% (d)	2.93%	15%	$169,671
Year Ended 10/31/2017	$11.91	1.49%	0.66% (f)	0.49% (d),(f)	2.95%	9%	$197,180
Year Ended 10/31/2016	$12.09	2.89%	0.71%	0.50% (d)	3.02%	13%	$230,980
Year Ended 10/31/2015	$12.11	2.49%	0.72%	0.50% (d)	3.20%	12%	$216,139
Year Ended 10/31/2014	$12.20	5.27%	0.71%	0.50% (d)	3.42%	14%	$214,517
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	$11.89	5.11%	0.58% (c)	0.43% (c)	2.98% (c)	14%	$3,626
Year Ended 10/31/2018	$11.48	(0.77%)	0.58%	0.44%	3.03%	15%	$1,472
Year Ended 10/31/2017	$11.93	1.56%	0.58% (f)	0.42% (f)	3.02%	9%	$215
Year Ended 10/31/2016(g)	$12.11	1.08%	0.58% (c)	0.41% (c)	3.19% (c)	13%	$156
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	$11.91	5.12%	0.54% (c)	0.39% (c)	3.02% (c)	14%	$573
Year Ended 10/31/2018	$11.50	(0.73%)	0.54%	0.38%	3.05%	15%	$190
Year Ended 10/31/2017(h)	$11.95	3.24%	0.52% (c)	0.39% (c)	3.06% (c)	9%	$335
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class V
Six Months Ended 4/30/2019 (Unaudited)	$11.46	0.16	0.41	0.57	(0.16)	—	(0.16)
Year Ended 10/31/2018	$11.91	0.33	(0.45)	(0.12)	(0.32)	(0.01)	(0.33)
Year Ended 10/31/2017	$12.09	0.33	(0.17)	0.16	(0.34)	(0.00) (e)	(0.34)
Year Ended 10/31/2016	$12.11	0.35	(0.02)	0.33	(0.35)	—	(0.35)
Year Ended 10/31/2015	$12.20	0.37	(0.09)	0.28	(0.37)	—	(0.37)
Year Ended 10/31/2014	$11.99	0.39	0.21	0.60	(0.39)	—	(0.39)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Class V
10/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(g)	Institutional 2 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class V
Six Months Ended 4/30/2019 (Unaudited)	$11.87	5.00%	0.80% (c)	0.65% (c)	2.76% (c)	14%	$5,697
Year Ended 10/31/2018	$11.46	(1.01%)	0.79%	0.65% (d)	2.78%	15%	$6,077
Year Ended 10/31/2017	$11.91	1.33%	0.81% (f)	0.64% (d),(f)	2.80%	9%	$6,533
Year Ended 10/31/2016	$12.09	2.74%	0.86%	0.65% (d)	2.87%	13%	$7,022
Year Ended 10/31/2015	$12.11	2.33%	0.87%	0.65% (d)	3.05%	12%	$7,406
Year Ended 10/31/2014	$12.20	5.12%	0.86%	0.65% (d)	3.27%	14%	$7,744
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019	23

Notes to Financial Statements
April 30, 2019 (Unaudited)
Note 1. Organization
Columbia New York Intermediate Municipal Bond Fund (formerly known as Columbia AMT-Free New York Intermediate Muni Bond Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 14, 2019, Columbia AMT-Free New York Intermediate Muni Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class V shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income
24	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to other expenses on the Statement of Operations. All fee waivers and expense reimbursements by Columbia Management Investment Advisers, LLC and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
26	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2019 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.02
Class V	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2019, no minimum account balance fees were charged by the Fund.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2019, if any, are listed below:
Amount ($)
Class A	9,285
Class C	471
Class V	11
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2019 through February 29, 2020	Prior to March 1, 2019
Class A	0.75%	0.75%
Advisor Class	0.50	0.50
Class C	1.50	1.50
Institutional Class	0.50	0.50
Institutional 2 Class	0.43	0.44
Institutional 3 Class	0.39	0.39
Class V	0.65	0.65
28	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
199,915,000	8,670,000	(23,000)	8,647,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	82,641	82,641
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $28,840,334 and $28,577,439, respectively, for the six months ended April 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended April 30, 2019.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.
30	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2019, one unaffiliated shareholder of record owned 70.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019	31

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
32	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2019

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Columbia New York Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR204_10_J01_(06/19)

SemiAnnual Report
April 30, 2019
Columbia Connecticut Intermediate Municipal Bond Fund
(formerly Columbia AMT-Free Connecticut Intermediate Muni Bond Fund)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Connecticut Intermediate Municipal Bond Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Connecticut Intermediate Municipal Bond Fund (the Fund) seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut individual income tax, as is consistent with relative stability of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Anders Myhran, CFA
Portfolio Manager
Managed Fund since May 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended April 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/18/02	4.71	4.98	2.06	2.91
	Including sales charges		1.61	1.81	1.44	2.59
Advisor Class*		03/19/13	4.75	5.14	2.30	3.16
Class C	Excluding sales charges	11/18/02	4.48	4.50	1.60	2.47
	Including sales charges		3.48	3.50	1.60	2.47
Institutional Class		08/01/94	4.74	5.14	2.29	3.15
Institutional 3 Class*		03/01/17	4.89	5.35	2.36	3.19
Class V	Excluding sales charges	06/26/00	4.67	4.98	2.13	3.00
	Including sales charges		-0.34	0.02	1.14	2.50
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			5.25	5.91	3.09	3.99
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2019)
AAA rating	11.2
AA rating	29.2
A rating	50.2
BBB rating	3.5
BB rating	1.1
Not rated	4.8
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2018 — April 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,047.10	1,020.78	4.11	4.06	0.81
Advisor Class	1,000.00	1,000.00	1,047.50	1,022.02	2.84	2.81	0.56
Class C	1,000.00	1,000.00	1,044.80	1,018.55	6.39	6.31	1.26
Institutional Class	1,000.00	1,000.00	1,047.40	1,022.02	2.84	2.81	0.56
Institutional 3 Class	1,000.00	1,000.00	1,048.90	1,022.56	2.29	2.26	0.45
Class V	1,000.00	1,000.00	1,046.70	1,021.27	3.60	3.56	0.71
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019	5

Portfolio of Investments
April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.3%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	2.300%	1,200,000	1,200,000
Total Floating Rate Notes (Cost $1,200,000)			1,200,000

Municipal Bonds 96.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 7.7%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2017R
07/01/2034	4.000%	1,000,000	1,069,050
University of New Haven
Series 2018
07/01/2033	5.000%	500,000	571,225
07/01/2034	5.000%	500,000	568,920
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Quinnipiac University
Series 2016M
07/01/2029	5.000%	1,000,000	1,172,370
Sacred Heart University Issue
Series 2017
07/01/2033	5.000%	300,000	348,711
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	270,000	282,180
University of Connecticut
Revenue Bonds
Series 2018A
11/15/2035	5.000%	2,700,000	3,153,627
Total			7,166,083
Hospital 10.7%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/2022	5.000%	1,000,000	1,102,720
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,589,368
Middlesex Hospital
Series 2011N
07/01/2021	5.000%	1,000,000	1,067,260
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,344,000
Yale-New Haven Health
Series 2014A
07/01/2031	5.000%	2,500,000	2,827,350
Total			9,930,698
Investor Owned 5.7%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	5,000,000	5,254,000
Joint Power Authority 1.2%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2012A
01/01/2027	5.000%	1,000,000	1,077,180
Local General Obligation 22.3%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/2031	5.000%	1,350,000	1,498,581
Series 2019-A BAM
BUILD AMERICA MUTUAL ASSURANCE CO
02/01/2036	5.000%	1,000,000	1,162,080
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/2022	5.250%	1,325,000	1,406,951
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/2019	5.000%	1,000,000	1,010,530
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/2026	5.000%	1,000,000	1,223,170
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2017B
11/01/2030	4.000%	450,000	497,831
City of New Britain
Unlimited General Obligation Bonds
Series 2018B (AGM)
ASSURED GUARANTY MUNICIPAL CORP
09/01/2036	5.250%	720,000	856,058
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,376,556
Unlimited General Obligation Refunding Bonds
Series 2015B (BAM)
08/15/2027	5.000%	750,000	859,732
City of Norwalk
Unlimited General Obligation Refunding Bonds
Series 2017B
07/01/2026	4.000%	750,000	850,845
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	579,520
08/01/2032	5.000%	500,000	577,985
Metropolitan District (The)
Unlimited General Obligation Bonds
Series 2018
07/15/2034	5.000%	500,000	593,595
07/15/2035	5.000%	1,000,000	1,181,830
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/2020	5.000%	1,000,000	1,023,350
01/01/2022	5.000%	500,000	545,260
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/2029	4.000%	450,000	503,253
Town of Hamden
Unlimited General Obligation Refunding Bonds
Series 2018A (BAM)
08/15/2030	5.000%	1,000,000	1,175,890
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2024	4.750%	1,150,000	1,316,083
07/15/2025	4.750%	1,150,000	1,340,486
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Stratford
Unlimited General Obligation Refunding Bonds
Series 2014
12/15/2032	5.000%	600,000	658,116
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2030	4.000%	350,000	392,284
Total			20,629,986
Multi-Family 2.3%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/2022	5.000%	1,035,000	1,031,461
06/01/2023	5.000%	1,085,000	1,077,459
Total			2,108,920
Pool / Bond Bank 1.9%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bond
Series 2017A
05/01/2034	5.000%	1,500,000	1,792,890
Prep School 7.0%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Taft School Issue
Series 2018-K
07/01/2035	4.000%	1,115,000	1,217,937
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/2026	5.250%	2,770,000	3,172,287
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	2,066,224
Total			6,456,448
Refunded / Escrowed 12.1%
City of Hartford
Prerefunded 04/01/21 Unlimited General Obligation Bonds
Series 2011A
04/01/2023	5.250%	1,325,000	1,414,225
04/01/2024	5.250%	1,325,000	1,414,226
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/2025	5.000%	10,000	11,770

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut State Health & Educational Facilities Authority
Prerefunded 11/15/20 Revenue Bonds
Health System Catholic East
Series 2010
11/15/2029	4.750%	2,920,000	3,056,276
Connecticut State Health & Educational Facility Authority
Prerefunded 07/01/21 Revenue Bonds
Lawrence & Memorial Hospital
Series 2011S
07/01/2031	5.000%	2,000,000	2,136,940
Revenue Bonds
Sacred Heart University
Series 2011G Escrowed to Maturity
07/01/2020	5.000%	690,000	717,255
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2022	7.000%	1,382,000	1,448,115
Puerto Rico Highway & Transportation Authority(c)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	895,000	991,857
Total			11,190,664
Retirement Communities 2.0%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Covenant Home, Inc.
12/01/2031	5.000%	750,000	862,290
Connecticut State Health & Educational Facility Authority(d)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,000,000	1,041,640
Total			1,903,930
Single Family 3.6%
Connecticut Housing Finance Authority(e)
Refunding Revenue Bonds
Series 2019B1
11/15/2033	3.000%	1,000,000	1,004,860
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Subordinated Series 2017D-1
11/15/2032	3.200%	1,000,000	1,013,600
Subordinated Series 2018C-1
11/15/2038	3.625%	1,250,000	1,280,062
Total			3,298,522
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 4.2%
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure
Series 2009A
12/01/2019	4.500%	1,000,000	1,016,450
Series 2014A
09/01/2025	5.000%	2,500,000	2,863,775
Total			3,880,225
State Appropriated 1.8%
University of Connecticut
Revenue Bonds
Series 2015A
02/15/2029	5.000%	1,500,000	1,714,440
State General Obligation 3.8%
State of Connecticut
Unlimited General Obligation Bonds
Series 2018A
04/15/2031	5.000%	1,000,000	1,190,630
Series 2018-E
09/15/2033	5.000%	1,000,000	1,189,840
Series 2019A
04/15/2036	5.000%	1,000,000	1,190,640
Total			3,571,110
Water & Sewer 10.5%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2014B
08/15/2031	5.000%	1,000,000	1,136,960
Series 2016A
11/15/2029	4.000%	500,000	555,055
11/15/2030	4.000%	400,000	441,160
11/15/2031	4.000%	100,000	109,521
11/15/2032	4.000%	440,000	479,490
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/2022	5.250%	1,370,000	1,525,071
08/01/2023	5.250%	500,000	572,435
27th Series 2012
08/01/2029	5.000%	2,945,000	3,213,142
29th Series 2014
08/01/2025	5.000%	500,000	565,580

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
32nd Series 2016B
08/01/2035	4.000%	1,000,000	1,086,280
Total			9,684,694
Total Municipal Bonds (Cost $85,892,335)			89,659,790

Money Market Funds 1.8%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.981%(f)	1,636,411	1,636,411
Total Money Market Funds (Cost $1,636,411)		1,636,411
Total Investments in Securities (Cost: $88,728,746)		92,496,201
Other Assets & Liabilities, Net		130,726
Net Assets		92,626,927
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2019.
(c)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2019, the total value of these securities amounted to $991,857, which represents 1.07% of total net assets.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $1,041,640, which represents 1.12% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at April 30, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	1,200,000	—	1,200,000
Municipal Bonds	—	89,659,790	—	89,659,790
Money Market Funds	1,636,411	—	—	1,636,411
Total Investments in Securities	1,636,411	90,859,790	—	92,496,201
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019

Statement of Assets and Liabilities
April 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $88,728,746)	$92,496,201
Cash	248,714
Receivable for:
Capital shares sold	54,340
Interest	1,082,179
Expense reimbursement due from Investment Manager	314
Prepaid expenses	136
Trustees’ deferred compensation plan	60,528
Other assets	2,226
Total assets	93,944,638
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,000,000
Capital shares purchased	13,819
Distributions to shareholders	214,528
Management services fees	1,193
Distribution and/or service fees	133
Transfer agent fees	9,995
Compensation of chief compliance officer	4
Other expenses	17,511
Trustees’ deferred compensation plan	60,528
Total liabilities	1,317,711
Net assets applicable to outstanding capital stock	$92,626,927
Represented by
Paid in capital	88,985,141
Total distributable earnings (loss)	3,641,786
Total - representing net assets applicable to outstanding capital stock	$92,626,927
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019	11

Statement of Assets and Liabilities  (continued)
April 30, 2019 (Unaudited)
Class A
Net assets	$7,776,825
Shares outstanding	741,566
Net asset value per share	$10.49
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.81
Advisor Class
Net assets	$654,795
Shares outstanding	62,514
Net asset value per share	$10.47
Class C
Net assets	$2,096,114
Shares outstanding	199,911
Net asset value per share	$10.49
Institutional Class
Net assets	$72,573,637
Shares outstanding	6,922,994
Net asset value per share	$10.48
Institutional 3 Class
Net assets	$9,960
Shares outstanding	948
Net asset value per share	$10.51
Class V
Net assets	$9,515,596
Shares outstanding	908,702
Net asset value per share	$10.47
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$10.99
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended April 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,107
Interest	1,608,619
Total income	1,610,726
Expenses:
Management services fees	216,704
Distribution and/or service fees
Class A	9,331
Class C	11,163
Class V	7,026
Transfer agent fees
Class A	4,770
Advisor Class	379
Class C	1,425
Institutional Class	46,342
Institutional 3 Class	2
Class V	5,986
Compensation of board members	7,417
Custodian fees	959
Printing and postage fees	4,956
Registration fees	2,127
Audit fees	16,013
Legal fees	973
Compensation of chief compliance officer	19
Other	5,387
Total expenses	340,979
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(56,293)
Fees waived by distributor
Class C	(3,349)
Total net expenses	281,337
Net investment income	1,329,389
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	76,873
Net realized gain	76,873
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,940,507
Net change in unrealized appreciation (depreciation)	2,940,507
Net realized and unrealized gain	3,017,380
Net increase in net assets resulting from operations	$4,346,769
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019	13

Statement of Changes in Net Assets
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations
Net investment income	$1,329,389	$3,087,112
Net realized gain (loss)	76,873	(180,244)
Net change in unrealized appreciation (depreciation)	2,940,507	(3,671,106)
Net increase (decrease) in net assets resulting from operations	4,346,769	(764,238)
Distributions to shareholders
Net investment income and net realized gains
Class A	(106,453)	(191,573)
Advisor Class	(9,234)	(11,483)
Class C	(26,804)	(80,743)
Institutional Class	(1,123,524)	(2,792,142)
Institutional 3 Class	(156)	(319)
Class V	(138,219)	(300,542)
Total distributions to shareholders	(1,404,390)	(3,376,802)
Decrease in net assets from capital stock activity	(10,242,097)	(17,617,680)
Total decrease in net assets	(7,299,718)	(21,758,720)
Net assets at beginning of period	99,926,645	121,685,365
Net assets at end of period	$92,626,927	$99,926,645
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2019 (Unaudited)		October 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	86,045	883,188	269,506	2,797,951
Distributions reinvested	6,834	70,888	12,375	127,965
Redemptions	(36,913)	(382,209)	(204,836)	(2,131,009)
Net increase	55,966	571,867	77,045	794,907
Advisor Class
Subscriptions	29,355	300,000	28,324	292,938
Distributions reinvested	876	9,087	1,082	11,184
Redemptions	(2,922)	(30,178)	(42,663)	(445,488)
Net increase (decrease)	27,309	278,909	(13,257)	(141,366)
Class C
Subscriptions	498	5,145	13,876	144,783
Distributions reinvested	2,391	24,792	7,303	75,578
Redemptions	(30,561)	(317,370)	(164,468)	(1,705,884)
Net decrease	(27,672)	(287,433)	(143,289)	(1,485,523)
Institutional Class
Subscriptions	738,618	7,631,216	817,157	8,461,454
Distributions reinvested	9,715	100,751	19,995	206,691
Redemptions	(1,780,343)	(18,279,222)	(2,393,594)	(24,856,648)
Net decrease	(1,032,010)	(10,547,255)	(1,556,442)	(16,188,503)
Class V
Subscriptions	1,967	20,374	7,506	77,532
Distributions reinvested	7,435	77,008	16,926	174,813
Redemptions	(34,659)	(355,567)	(82,410)	(849,540)
Net decrease	(25,257)	(258,185)	(57,978)	(597,195)
Total net decrease	(1,001,664)	(10,242,097)	(1,693,921)	(17,617,680)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2019 (Unaudited)	$10.16	0.14	0.34	0.48	(0.15)	—	(0.15)
Year Ended 10/31/2018	$10.56	0.27	(0.37)	(0.10)	(0.28)	(0.02)	(0.30)
Year Ended 10/31/2017	$10.86	0.29	(0.26)	0.03	(0.29)	(0.04)	(0.33)
Year Ended 10/31/2016	$10.91	0.29	(0.03)	0.26	(0.29)	(0.02)	(0.31)
Year Ended 10/31/2015	$11.06	0.30	(0.13)	0.17	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2014	$10.85	0.31	0.21	0.52	(0.31)	—	(0.31)
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	$10.15	0.15	0.33	0.48	(0.16)	—	(0.16)
Year Ended 10/31/2018	$10.54	0.30	(0.37)	(0.07)	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2017	$10.84	0.31	(0.26)	0.05	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2016	$10.90	0.32	(0.04)	0.28	(0.32)	(0.02)	(0.34)
Year Ended 10/31/2015	$11.05	0.33	(0.13)	0.20	(0.33)	(0.02)	(0.35)
Year Ended 10/31/2014	$10.84	0.34	0.21	0.55	(0.34)	—	(0.34)
Class C
Six Months Ended 4/30/2019 (Unaudited)	$10.16	0.11	0.34	0.45	(0.12)	—	(0.12)
Year Ended 10/31/2018	$10.55	0.23	(0.37)	(0.14)	(0.23)	(0.02)	(0.25)
Year Ended 10/31/2017	$10.86	0.24	(0.27)	(0.03)	(0.24)	(0.04)	(0.28)
Year Ended 10/31/2016	$10.91	0.24	(0.03)	0.21	(0.24)	(0.02)	(0.26)
Year Ended 10/31/2015	$11.06	0.25	(0.13)	0.12	(0.25)	(0.02)	(0.27)
Year Ended 10/31/2014	$10.85	0.26	0.21	0.47	(0.26)	—	(0.26)
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	$10.16	0.15	0.33	0.48	(0.16)	—	(0.16)
Year Ended 10/31/2018	$10.55	0.30	(0.37)	(0.07)	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2017	$10.86	0.31	(0.27)	0.04	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2016	$10.91	0.32	(0.03)	0.29	(0.32)	(0.02)	(0.34)
Year Ended 10/31/2015	$11.06	0.33	(0.13)	0.20	(0.33)	(0.02)	(0.35)
Year Ended 10/31/2014	$10.85	0.33	0.21	0.54	(0.33)	—	(0.33)
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	$10.18	0.16	0.33	0.49	(0.16)	—	(0.16)
Year Ended 10/31/2018	$10.58	0.31	(0.37)	(0.06)	(0.32)	(0.02)	(0.34)
Year Ended 10/31/2017(f)	$10.55	0.21	0.03 (g)	0.24	(0.21)	—	(0.21)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2019 (Unaudited)	$10.49	4.71%	0.93% (c)	0.81% (c)	2.69% (c)	7%	$7,777
Year Ended 10/31/2018	$10.16	(0.97%)	0.92%	0.81% (d)	2.63%	13%	$6,967
Year Ended 10/31/2017	$10.56	0.28%	0.93% (e)	0.77% (d),(e)	2.71%	6%	$6,424
Year Ended 10/31/2016	$10.86	2.40%	0.98%	0.81% (d)	2.64%	12%	$10,952
Year Ended 10/31/2015	$10.91	1.60%	0.99%	0.81% (d)	2.76%	6%	$8,090
Year Ended 10/31/2014	$11.06	4.83%	0.99%	0.81% (d)	2.81%	12%	$7,711
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	$10.47	4.75%	0.68% (c)	0.56% (c)	2.95% (c)	7%	$655
Year Ended 10/31/2018	$10.15	(0.63%)	0.67%	0.56% (d)	2.89%	13%	$357
Year Ended 10/31/2017	$10.54	0.54%	0.66% (e)	0.51% (d),(e)	2.96%	6%	$511
Year Ended 10/31/2016	$10.84	2.56%	0.73%	0.56% (d)	2.89%	12%	$1,376
Year Ended 10/31/2015	$10.90	1.86%	0.74%	0.56% (d)	3.04%	6%	$1,279
Year Ended 10/31/2014	$11.05	5.13%	0.74%	0.56% (d)	3.08%	12%	$416
Class C
Six Months Ended 4/30/2019 (Unaudited)	$10.49	4.48%	1.68% (c)	1.26% (c)	2.24% (c)	7%	$2,096
Year Ended 10/31/2018	$10.16	(1.32%)	1.67%	1.26% (d)	2.17%	13%	$2,312
Year Ended 10/31/2017	$10.55	(0.27%)	1.68% (e)	1.23% (d),(e)	2.26%	6%	$3,914
Year Ended 10/31/2016	$10.86	1.94%	1.73%	1.26% (d)	2.20%	12%	$5,742
Year Ended 10/31/2015	$10.91	1.14%	1.74%	1.26% (d)	2.32%	6%	$6,574
Year Ended 10/31/2014	$11.06	4.37%	1.74%	1.24% (d)	2.38%	12%	$6,264
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	$10.48	4.74%	0.68% (c)	0.56% (c)	2.93% (c)	7%	$72,574
Year Ended 10/31/2018	$10.16	(0.63%)	0.67%	0.56% (d)	2.87%	13%	$80,804
Year Ended 10/31/2017	$10.55	0.44%	0.68% (e)	0.53% (d),(e)	2.95%	6%	$100,370
Year Ended 10/31/2016	$10.86	2.66%	0.73%	0.56% (d)	2.90%	12%	$131,129
Year Ended 10/31/2015	$10.91	1.85%	0.74%	0.56% (d)	3.02%	6%	$129,107
Year Ended 10/31/2014	$11.06	5.09%	0.74%	0.56% (d)	3.06%	12%	$137,832
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	$10.51	4.89%	0.57% (c)	0.45% (c)	3.05% (c)	7%	$10
Year Ended 10/31/2018	$10.18	(0.61%)	0.57%	0.45%	2.99%	13%	$10
Year Ended 10/31/2017(f)	$10.58	2.31%	0.56% (c)	0.45% (c)	3.02% (c)	6%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class V
Six Months Ended 4/30/2019 (Unaudited)	$10.15	0.14	0.33	0.47	(0.15)	—	(0.15)
Year Ended 10/31/2018	$10.54	0.28	(0.36)	(0.08)	(0.29)	(0.02)	(0.31)
Year Ended 10/31/2017	$10.85	0.30	(0.27)	0.03	(0.30)	(0.04)	(0.34)
Year Ended 10/31/2016	$10.90	0.30	(0.03)	0.27	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2015	$11.05	0.31	(0.12)	0.19	(0.32)	(0.02)	(0.34)
Year Ended 10/31/2014	$10.85	0.32	0.21	0.53	(0.33)	—	(0.33)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Class V
10/31/2017	0.04%	0.05%	0.03%	0.03%	0.03%

(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class V
Six Months Ended 4/30/2019 (Unaudited)	$10.47	4.67%	0.83% (c)	0.71% (c)	2.79% (c)	7%	$9,516
Year Ended 10/31/2018	$10.15	(0.78%)	0.82%	0.71% (d)	2.73%	13%	$9,477
Year Ended 10/31/2017	$10.54	0.28%	0.83% (e)	0.68% (d),(e)	2.80%	6%	$10,456
Year Ended 10/31/2016	$10.85	2.50%	0.88%	0.71% (d)	2.75%	12%	$11,536
Year Ended 10/31/2015	$10.90	1.72%	0.89%	0.71% (d)	2.87%	6%	$11,823
Year Ended 10/31/2014	$11.05	4.93%	0.89%	0.71% (d)	2.91%	12%	$12,431
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019	19

Notes to Financial Statements
April 30, 2019 (Unaudited)
Note 1. Organization
Columbia Connecticut Intermediate Municipal Bond Fund (formerly known as Columbia AMT-Free Connecticut Intermediate Muni Bond Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 14, 2019, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class V shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
20	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
22	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2019 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended April 30, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 3 Class	0.02
Class V	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2019, no minimum account balance fees were charged by the Fund.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2019, if any, are listed below:
Amount ($)
Class A	1,236
Class C	194
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through February 29, 2020
Class A	0.81%
Advisor Class	0.56
Class C	1.56
Institutional Class	0.56
Institutional 3 Class	0.45
Class V	0.71
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
24	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution and service fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
88,729,000	3,784,000	(17,000)	3,767,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	80,644	99,584	180,228
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,367,641 and $16,701,429, respectively, for the six months ended April 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2019.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended April 30, 2019.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
26	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Shareholder concentration risk
At April 30, 2019, one unaffiliated shareholder of record owned 73.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019	27

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
28	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2019

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Columbia Connecticut Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR131_10_J01_(06/19)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date June 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date June 21, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date June 21, 2019